--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1998
                                  (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1998

                               TABLE OF CONTENTS

Statements of Investments:

     Government Bond Fund...................................    1

     Asset Allocation Fund..................................    3

     Growth Opportunities Fund..............................    7

     Large Company Growth Fund..............................   10

     Equity Index Fund......................................   12

Statements of Assets and Liabilities........................   17

Statements of Operations....................................   18

Statements of Changes in Net Assets.........................   19

Financial Highlights........................................   21

Notes to Financial Statements...............................   26

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                              GOVERNMENT BOND FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED)

----------------------------------------------------------
PRINCIPAL    SECURITY                             VALUE
----------------------------------------------------------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS
             (38.2%)
$1,500,000   FHLB, 6.145%, 09/30/02            $ 1,525,974
   500,000   FNMA Disc. Note, 5.43%, 07/21/98      498,480
   600,000   FNMA Disc. Note, 5.75%, 04/15/03
             (a)                                   601,607
 1,000,000   FNMA Medium Term Note, 6.54%,
             09/10/07                            1,056,636
 1,000,000   Resolution Funding Corp.,
             Principal STRIP, 10/15/00             882,529
 1,000,000   Resolution Funding Corp.,
             Principal STRIP, 10/15/16             344,639
 1,000,000   Resolution Funding Corp.,
             Principal STRIP, 10/15/17             325,139
 2,000,000   Resolution Funding Corp.,
             Principal STRIP, 01/15/20             569,238
 2,000,000   Resolution Funding Corp.,
             Principal STRIP, 07/15/20             550,522
 1,000,000   Resolution Funding Corp.,
             Principal STRIP, 10/15/20             271,247
 1,000,000   U.S. Treasury Bond, 6.25%,
             08/15/23                            1,070,312
   900,000   U.S. Treasury Notes, 7.50%,
             11/15/01                              953,156
 1,450,000   U.S. Treasury Notes, 5.625%,
             12/31/02 (a)                        1,455,890
   750,000   U.S. Treasury Notes, 6.50%,
             08/15/05                              791,719
   550,000   U.S. Treasury Notes, 6.875%,
             05/15/06 (a)                          595,719
                                               -----------
             TOTAL U.S. GOVERNMENT AND AGENCY
             OBLIGATIONS                        11,492,807
                                               -----------
             (cost $10,930,434)

             MORTGAGE-BACKED SECURITIES (61.6%)
   111,820   FGLMC Gold 5Y, 6.50%, Pool
             #G50324, 01/01/01                     112,011
   237,316   FGLMC Gold 15Y, 6.5%, Pool
             #E62574,01/01/11                      239,003
   780,431   FGLMC Gold 15Y, 7.00%, Pool
             #E63959, 02/01/11                     794,704
   912,616   FGLMC Gold 30Y, 6.50%, Pool
             #D65545, 11/01/25                     912,332
   986,658   FGLMC Gold 30Y, 6.00%, Pool
             #D70244, 04/01/26                     965,089
   499,520   FGLMC Gold 30Y, 6.50%, Pool
             #C10103, 5/01/28                      498,750
   205,943   FHLMC Gold 15Y, 8.50%, Pool
             #E20150, 12/01/09                     214,675
   562,393   FHLMC Gold 30Y, 8.00%, Pool
             #D55955, 09/01/24                     581,598
   897,435   FNMA 30Y, 6.50%, Pool #338417,
             05/01/26                              895,433
   285,831   FNMA 15Y, 7.50%, Pool #279759,
             08/01/09                              293,723

----------------------------------------------------------
PRINCIPAL    SECURITY                             VALUE
----------------------------------------------------------
             MORTGAGE-BACKED SECURITIES
             (CONTINUED)
$  236,233   FNMA 15Y, 6.50%, Pool #356206,
             11/01/11                          $   237,672
   417,242   FNMA 30Y, 6.50%, Pool #250375,
             09/01/25                              416,753
   875,864   FNMA 30Y, 6.50%, Pool #341811,
             03/01/26                              873,910
   386,690   FNMA 7Y Balloon, 7.00%, Pool
             #359952, 09/01/03                     392,381
   882,261   FNR, G97-26E, 7.00% ,07/17/05         902,976
   500,000   FNR, 98-37 VB, 6.00%, 01/17/13        492,553
 1,500,000   GNR, 98-14 PG, 6.375%, 11/20/26     1,487,989
   500,000   GNR, 97-19 PJ, 6.50%, 06/20/27        500,672
   972,774   GNMA 30Y, 8.00%, Pool #412336,
             10/15/27                            1,007,666
   493,952   GNMA 30Y, 7.00%, Pool #412369,
             11/15/27                              501,944
   498,423   GNMA 30Y, 6.50%, Pool #467705,
             03/15/28                              497,166
   498,846   GNMA 30Y, 7.00%, Pool #472543,
             04/15/28                              506,837
   495,000   GNMA 30Y, 7.00%, Pool #472679,
             06/15/28                              502,929
   500,000   GNMA 30Y, 7.50%, 07/01/28             513,902
   916,245   GMNA 30Y, 6.00%, Pool #80094,
             07/20/27                              926,350
   483,705   GNSF 30Y, 7.50%, Pool #326977,
             05/15/23                              497,949
   364,630   GNSF 30Y, 9.00%, Pool #780029,
             11/15/24                              391,291
   825,105   GNSF 30Y, 7.00%, Pool #404252,
             12/15/25                              839,008
   115,029   GNSF 30Y, 7.00%, Pool #405535,
             12/15/25                              116,968
   405,697   GNSF 30Y, 7.50%, Pool #2341,
             12/20/26                              415,964
   970,562   GNSF 30Y, 7.50%, Pool #427208,
             01/15/28                              997,328
                                               -----------
             TOTAL MORTGAGE-BACKED SECURITIES   18,527,526
                                               -----------
             (cost $18,262,246)
             SUBTOTAL INVESTMENTS               30,020,333
                                               -----------
             (cost $29,192,680)
             REPURCHASE AGREEMENT (6.2%)
 1,875,000   Prudential Securities, Inc.
             6.10%, dated 06/30/98, due
             07/01/98, Collateralized by
             $1,930,000 U.S. Treasury Bill,
             4.94%, due 09/03/98, market
             value, $1,912,838                   1,875,000
                                               -----------
             (cost $1,875,000)

        THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT               1

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                              GOVERNMENT BOND FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

----------------------------------------------------------
PRINCIPAL    SECURITY                             VALUE
----------------------------------------------------------
             REPURCHASE AGREEMENT
             (CONTINUED)

             SHORT-TERM SECURITIES HELD AS COLLATERAL
             (1.7%)
$  516,734   Paine Weber, Repurchase
             Agreement 6.15%, dated 06/30/98,
             due 07/01/98, collateralized by
             $518,629 various U.S. Government
             and Agency Obligations,
             0.00%-6.185%, 10/01/98-09/18/27,
             market value $521,922             $   516,734
                                               -----------
             TOTAL INVESTMENTS                 $32,412,067
                                               ===========
             (cost $31,584,414)

--------------------------------------------------------------------------------

Cost also represents cost for federal income tax purposes.

The abbreviations in the above statement stand for the following:
    FGLMC  Federal Home Loan Mortgage Corporation Gold
    FHLB   Federal Home Loan Bank
    FHLMC  Federal Home Loan Mortgage Corporation
    FNR    Fannie Mae REMIC
    FNMA   Federal National Mortgage Association
    GNMA   Government National Mortgage Association
    GNSF   Ginnie Mae Single Family
    GNR    Ginnie Mae REMIC
    REMIC  Real Estate Mortgage Investment Conduit
    STRIP  Separate Trading of Registered Interest and Principal Securities

Portfolio holding percentages represent market value as a percentage of net assets.

(a)  A portion of this security was loaned as of June 30, 1998.

See accompanying notes to financial statements.

 2              THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                             ASSET ALLOCATION FUND

              STATEMENT OF INVESTMENTS -- JUNE 30,1998 (UNAUDITED)

---------------------------------------------------------
  SHARES     SECURITY                            VALUE
---------------------------------------------------------
             COMMON STOCK (51.0%)
             BUSINESS EQUIPMENT/SERVICES (0.7%)
     3,500   Herman Miller, Inc.              $    85,094
     6,500   Service Corp International           278,687
     2,700   USA Waste Services, Inc.* (a)        133,313
                                              -----------
                                                  497,094
                                              -----------
             CONSUMER DURABLE (0.7%)
     6,400   Autozone, Inc.*                      204,400
     5,500   Chrysler Corp.                       310,062
                                              -----------
                                                  514,462
                                              -----------
             CAPITAL GOODS (3.9%)
     2,300   Cooper Industries, Inc.              126,356
     4,700   Emerson Electric Co.                 283,762
    12,800   General Electric Co.               1,164,800
     4,100   Harsco Corp.                         187,831
     2,000   Hubbell, Inc. Class B                 83,250
     3,300   Johnson Controls, Inc.               188,719
     1,600   Medusa Corp.                         100,400
     5,500   Rubbermaid, Inc.                     182,531
     6,400   Teleflex, Inc.                       243,200
     5,500   Tyco International Ltd.              346,500
                                              -----------
                                                2,907,349
                                              -----------
             CONSUMER NON-DURABLE (4.1%)
     7,100   Coca Cola Co                         607,050
     6,500   ConAgra, Inc.                        205,969
     3,600   Interstate Bakeries Corp.            119,475
     6,300   Intimate Brands, Inc.                173,644
     2,500   Lancaster Colony Corp.                94,687
     4,700   McCormick & Co., Inc.                167,878
     6,100   Newell Co.                           303,856
    11,200   Philip Morris Companies, Inc.        441,000
     2,500   Procter & Gamble Co.                 227,656
     4,300   Quaker Oats Co.                      236,231
     3,700   Revlon, Inc. Class A*                190,088
     4,700   Sara Lee Corp.                       262,907
                                              -----------
                                                3,030,441
                                              -----------
             CONSUMER SERVICES (2.5%)
     6,600   A.H. Belo Corp. Series A             160,875
     6,050   Hasbro, Inc.                         237,841
     7,700   Hilton Hotels Corp.                  219,450
     3,400   MGM Grand, Inc.*                     107,313
     5,681   Tele-Communications, Inc. Class
             A*                                   218,363
     5,000   Time Warner, Inc.                    427,188
     4,400   Viacom, Inc. Class B                 256,300
     2,200   Walt Disney Co.                      231,137
                                              -----------
                                                1,858,467
                                              -----------
             ENERGY (3.7%)
     3,000   Ashland, Inc.                        154,875
     2,700   Devon Energy Corp. (a)                94,331
     2,500   Dresser Industries, Inc.             110,156

---------------------------------------------------------
  SHARES     SECURITY                            VALUE
---------------------------------------------------------
             ENERGY (CONTINUED)
    11,800   Exxon Corp.                      $   841,487
     7,700   Royal Dutch Petroleum Co.            422,056
     7,000   Texaco, Inc.                         417,813
     4,200   Tosco Corp.                          123,375
     2,500   Transocean Offshore, Inc.            111,250
     4,300   Ultramar Diamond Shamrock Corp.      135,719
     8,400   USX -- Marathon Group                288,225
                                              -----------
                                                2,699,287
                                              -----------
             FINANCIAL SERVICES (8.8%)
     2,900   Allstate Corp.                       265,531
     2,300   American International Group,
             Inc.                                 335,800
     1,500   Associates First Capital Corp.       115,312
     2,800   Bear Stearns Co., Inc.               159,250
     6,200   Charter One Financial, Inc.          208,862
     5,800   Chase Manhattan Corp.                437,900
     3,300   CIGNA Corp.                          227,700
     2,800   Equitable Companies, Inc.            209,825
     6,900   Fannie Mae                           419,175
     6,000   First Tennessee National Corp.       189,375
     4,600   First Union Corp.                    267,950
     2,500   Hartford Financial Services
             Group, Inc.                          285,937
     5,400   MBNA Corp.                           178,200
     3,700   Mercantile Bankshares Corp.          128,806
     4,900   Morgan Stanley Dean Witter Co.       447,738
     4,200   National City Corp.                  298,200
     9,300   NationsBank Corp.                    711,450
     1,600   PMI Group                            117,400
     6,800   SouthTrust Corp.                     295,800
     3,200   State Street Corp.                   222,400
     9,900   Travelers Group, Inc.                600,188
       900   Wells Fargo & Co.                    332,100
                                              -----------
                                                6,454,899
                                              -----------
             HEALTHCARE (5.6%)
     8,600   American Home Products Corp.         445,050
     3,000   Bausch & Lomb, Inc.                  150,375
     4,100   Baxter International, Inc.           220,631
     2,600   Boston Scientific Corp.*             186,225
     6,100   Bristol-Meyers Squibb Co.            701,119
     1,950   Cardinal Health, Inc.                182,812
     4,700   IDEXX Laboratories, Inc.             116,913
     2,200   Johnson & Johnson Co.                162,250
     5,200   Medtronic, Inc.                      331,500
     3,000   Merck & Co., Inc.                    401,250
     2,000   Pfizer, Inc.                         217,375
     4,000   Schering-Plough Corp.                366,500
     1,600   Sofamor Danek Group, Inc.            138,500
     6,900   Warner-Lambert Co.                   478,688
                                              -----------
                                                4,099,188
                                              -----------

        THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT               3

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                             ASSET ALLOCATION FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

---------------------------------------------------------
  SHARES     SECURITY                            VALUE
---------------------------------------------------------
             RAW MATERIALS (1.9%)
     3,000   Betzdearborn, Inc.               $   124,125
     4,700   Crompton & Knowles Corp.             118,381
     4,700   Du Pont (E.I.) De Nemours & Co.      350,737
     5,750   Ferro Corp.                          145,547
     6,000   Morton International, Inc.           150,000
     4,300   Nalco Chemical Co.                   151,038
     4,100   Olin Corp.                           170,919
     4,700   Praxair, Inc.                        220,019
                                              -----------
                                                1,430,766
                                              -----------
             RETAIL (3.5%)
     6,000   Dayton Hudson Corp.                  291,000
     9,300   Just For Feet, Inc.*                 265,050
     5,300   Kohls Corp.                          274,938
     7,700   Kroger Co.*                          330,138
    10,900   Officemax, Inc.*                     179,850
     3,100   Outback Steakhouse, Inc.*            120,900
     4,100   Safeway, Inc.                        166,819
    12,000   Wal-Mart Stores, Inc.                729,000
     6,200   Williams Sonoma, Inc.                197,238
                                              -----------
                                                2,554,933
                                              -----------
             SHELTER (1.4%)
     1,500   Armstrong World Industries,
             Inc.                                 101,062
     6,000   Kimberly Clark Corp.                 275,250
     7,200   Leggett & Platt, Inc.                180,000
     4,300   Masco Corp.                          260,150
     4,700   Pentair, Inc.*                       199,750
                                              -----------
                                                1,016,212
                                              -----------
             TECHNOLOGY (8.2%)
     4,700   American Power Conversion Corp.      141,000
     3,300   Applied Materials, Inc.*              97,350
     4,600   BMC Software Inc.*                   238,912
     5,600   Cadence Design Systems, Inc.*        175,000
     7,550   Cisco Systems, Inc.*                 695,072
     7,400   Dell Computer Corp.*                 686,812
     3,300   Gateway 2000, Inc.*                  167,062
     6,500   Hewlett-Packard Co.                  389,188
     9,200   Intel Corp.                          681,950
     5,000   International Business Machines
             Co.                                  574,063
     2,000   Lockheed Martin Corp.                211,750
     4,900   LSI Logic Corp.                      113,006
     5,260   Lucent Technologies, Inc.            437,566
     4,200   Maxim Integrated Products, Inc       133,088
    12,300   Microsoft Corp.*                   1,333,013
                                              -----------
                                                6,074,832
                                              -----------
             UTILITIES (6.0%)
     4,700   AES Corp.*                           247,044
     5,600   Baltimore Gas & Electric             173,950
     5,000   Century Telephone Enterprises,
             Inc                                  229,375

---------------------------------------------------------
  SHARES     SECURITY                            VALUE
---------------------------------------------------------
             UTILITIES (CONTINUED)
     5,200   Cinergy Corp.                    $   182,000
     4,300   El Paso Natural Gas                  164,475
     8,400   Energy East Corp.                    349,650
     6,200   GPU, Inc.                            234,437
     7,800   GTE Corp.                            433,875
     3,300   LG & E Energy Corp.                   89,306
     3,200   MCN Corp.                             79,600
    19,062   Qwest Communications
             International, Inc.                  664,787
    13,100   SBC Communications, Inc.             524,000
     6,300   Sprint Corp.                         444,150
     8,800   WorldCom, Inc.* (a)                  426,250
     6,100   Williams Cos, Inc.                   205,875
                                              -----------
                                                4,448,774
                                              -----------
             TOTAL COMMON STOCK                37,586,704
                                              -----------
             (cost $32,010,672)
----------
 PRINCIPAL
----------
             CORPORATE BONDS (8.8%)
             BANKS (2.3%)
$  250,000   Banco Central Hispano, 7.50%,
             06/15/05                             266,645
   250,000   BankAmerica Corp., 8.125%,
             02/01/02                             266,426
   376,000   First Hawaiian, Inc., 6.25%,
             08/15/00                             377,345
   250,000   Huntington National Bank,
             6.75%, 06/15/03                      257,122
   250,000   Midland Bank PLC, 6.95%,
             03/15/11                             258,278
   230,000   Society National Bank, 6.75%,
             06/15/03                             236,750
                                              -----------
                                                1,662,566
                                              -----------
             BROKER DEALERS (0.5%)
   200,000   Lehman Brothers Holdings, Inc.,
             8.875%, 11/01/98                     201,721
   200,000   Morgan Stanley Group, 6.50%,
             03/30/01                             202,444
                                              -----------
                                                  404,165
                                              -----------
             DIVERSIFIED FINANCE (2.2%)
   200,000   Associates Corp. of North
             America, 6.375%, 07/15/02            202,101
   300,000   Boatmen's Bancshares, Inc.,
             6.75%, 03/15/03                      307,986
   250,000   Chrysler Financial Corp.,
             5.875%, 02/07/01                     249,296
   200,000   Ford Capital, 9.375%, 05/15/01       216,718
   250,000   GMAC Medium Term Note, 8.25%,
             02/24/04                             274,460

 4              THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                             ASSET ALLOCATION FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

---------------------------------------------------------
 PRINCIPAL   SECURITY                               VALUE
---------------------------------------------------------
             DIVERSIFIED FINANCE (CONTINUED)
$  333,000   McDonnel Douglas Finance Corp.,
             6.45%, 12/05/02                  $   339,094
                                              -----------
                                                1,589,655
                                              -----------
             OIL & GAS (0.8%)
   250,000   Columbia Gas Systems, 6.39%,
             11/28/00                             252,158
   250,000   Occidental Petroleum, 9.25%,
             08/01/19                             328,614
                                              -----------
                                                  580,772
             RENTAL SERVICES (0.3%)
   250,000   Hertz Corp., 6.50%, 03/30/01         247,515
                                              -----------
             RETAIL (1.1%)
   250,000   Dayton Hudson Co, 7.25%,
             09/01/04                             264,679
   250,000   J.C. Penney & Co, 7.25%,
             04/01/02                             259,611
   250,000   Sears Roebuck Acceptance Corp.,
             7.13%, 05/02/03                      259,960
                                              -----------
                                                  784,250
                                              -----------
             TELECOMMUNICATIONS (0.6%)
   250,000   AT&T Corp., 7.50%, 06/01/06          270,909
   200,000   Ohio Bell Telephone Co., 5.75%,
             05/01/00                             199,834
                                              -----------
                                                  470,743
                                              -----------
             TRANSPORTATION (0.7%)
   250,000   Hunt, J.B., Transport Services,
             Inc., 6.25%, 09/01/03                249,972
   250,000   International Lease Finance
             Corp., 5.875%, 01/15/01              249,343
                                              -----------
                                                  499,315
                                              -----------
             UTILITIES (0.3%)
   250,000   Virginia Electric & Power Co
             6.625%, 04/01/03                     256,120
                                              -----------
             TOTAL CORPORATE BONDS              6,495,101
                                              -----------
             (cost $6,356,266)
             ASSET-BACKED SECURITIES (0.4%)
    10,402   Advanta Mortgage Loan Trust
             94-3A2, 7.60%, 07/25/10               10,383
   250,000   Circuit City 1995 1-A, 6.375%,
             08/15/05                             253,308
                                              -----------
             TOTAL ASSET-BACKED SECURITIES        263,691
                                              -----------
             (cost $261,649)

---------------------------------------------------------
 PRINCIPAL   SECURITY                               VALUE
---------------------------------------------------------
             MORTGAGE-BACKED SECURITIES
             (14.6%)
$  392,942   FNMA 7 Year Balloon Pool
             #250357, 6.50%, 09/01/02         $   396,442
   493,238   FNMA Pool #417081, 6.00%,
             03/01/13                             487,787
   499,864   FNMA Pool #414513, 6.50%,
             04/01/13                             502,722
   500,000   FNMA Pool #427488, 7.00%,
             06/01/13                             509,005
   500,000   FNMA 15Y, 6.00%, 07/15/13            494,372
   105,924   FNMA Pool #270725, 7.00%,
             08/01/25                             107,441
   272,594   FNMA Pool #402032, 7.50%,
             10/01/27                             279,640
 1,000,000   FNMA Pool #428970, 6.00%,
             06/01/28                             973,319
   494,578   FHLMC Gold 15Y Pool #E69409,
             6.00%, 03/01/13                      489,731
   494,462   FHLMC Gold 15Y Pool #E69466,
             6.50%, 03/01/13                      497,799
   500,000   FHLMC Gold 15Y Pool #800554,
             7.00%, 06/01/13                      509,054
   500,000   FHLMC Gold 15Y, 6.50%, 07/15/13      503,279
   720,504   FHLMC Gold 30Y Pool #C00476,
             8.00%, 09/01/26                      744,748
   413,276   FHLMC Gold 30Y Pool #D81027,
             7.50%, 07/01/27                      423,533
   481,852   FHLMC Gold Pool #D83256, 7.00%,
             10/01/27                             489,190
   186,402   GNMA 15Y Pool #412559, 7.00%,
             02/15/11                             190,930
   211,140   GNMA 30Y Pool #398663, 7.50%,
             5/15/26                              217,012
   416,825   GNMA 30Y Pool #2360, 7.50%,
             01/20/27                             427,333
   499,618   GNMA 30Y Pool #451932, 8.00%,
             09/15/27                             517,749
   493,496   GNMA 30Y Pool #473915, 7.00%,
             04/15/28                             501,401
   499,560   GNMA 30Y Pool #465069, 7.50%,
             05/15/28                             513,337
   500,000   GNMA 30Y Pool #477123, 7.00%,
             06/15/28                             508,010
   500,000   GNMA 30Y, 6.50%, 07/15/28            498,746
                                              -----------
             TOTAL MORTGAGE-BACKED
             SECURITIES                        10,782,580
                                              -----------
             (cost $10,720,679)

        THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT               5

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                             ASSET ALLOCATION FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

---------------------------------------------------------
 PRINCIPAL   SECURITY                               VALUE
---------------------------------------------------------
             U.S. GOVERNMENT OBLIGATIONS (16.5%)
$   15,000   U.S. Treasury Bills,
             4.91%, 08/27/98                  $    14,883
    40,000   U.S. Treasury Bills,
             4.98%, 09/24/98                       39,539
 6,700,000   U.S. Treasury Note,
             6.50%, 08/31/01 (a)                6,880,063
 2,275,000   U.S. Treasury Note,
             7.25%, 05/15/04 (a)                2,468,375
 2,175,000   U.S. Treasury Bond,
             7.875%, 02/15/21 (a)               2,760,210
                                              -----------
             TOTAL U.S. GOVERNMENT
             OBLIGATIONS                       12,163,070
                                              -----------
             (cost $11,836,046)
             FOREIGN GOVERNMENT OBLIGATIONS (0.7%)
   500,000   Province of Quebec, 6.50%,
             01/17/06                             507,105
                                              -----------
             (cost $504,784)

---------------------------------------------------------
 PRINCIPAL   SECURITY                               VALUE
---------------------------------------------------------
             SHORT TERM DEBT (1.7%)
$1,300,000   Merrill Lynch & Company,
             5.51%, 09/18/98                  $ 1,284,367
                                              -----------
             (cost $1,284,281)
             SUBTOTAL INVESTMENTS              69,082,618
                                              -----------
             (cost $62,974,377)
             REPURCHASE AGREEMENT (7.8%)
 5,767,000   Prudential Securities, Inc.**
             6.10%, dated 06/30/98, due
             07/01/98, Collateralized by
             $5,936,000 U.S. Treasury Bill,
             4.94%, due 09/03/98, market
             value $5,883,217                   5,767,000
                                              -----------
             (cost $5,767,000)
             SHORT-TERM SECURITIES HELD AS COLLATERAL
             (0.9%)
   669,499   Lehman Brothers, Repurchase
             Agreement 6.47%, dated
             06/30/98, due 07/01/98,
             Collateralized by $703,110
             Media One Group Commercial
             Paper, 10/05/98, market value
             $703,110                             669,499
                                              -----------
             TOTAL INVESTMENTS                $75,519,117
                                              ===========
             (cost $69,410,876)

--------------------------------------------------------------------------------
 * Denotes a non-income producing security.
** Security is segregated as collateral on futures contracts.

Cost for federal income tax purposes: $68,770,752.

The abbreviations in the above statement stand for the following:

    FHLMC  Federal Home Loan Mortgage Corporation
    FNMA   Federal National Mortgage Association
    GNMA   Government National Mortgage Association
    PLC    Public Limited Company

Portfolio holding percentages represent market value as percentage of net assets.

(a)  A portion of this security was loaned as of June 30, 1998.

At June 30, 1998, the Fund's open futures contracts were as follows:

                                                       MARKET       UNREALIZED
                                                       VALUE       APPRECIATION
     NUMBER OF                                       COVERED BY         AT
     CONTRACTS         CONTRACT TYPE    EXPIRATION   CONTRACTS       06/30/98
-------------------------------------------------------------------------------
         5           Long -- Standard   September    $1,428,750      $45,263
                       & Poor's 500        1998

See accompanying notes to financial statements.

 6              THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                           GROWTH OPPORTUNITIES FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED)

------------------------------------------------------
 SHARES   SECURITY                               VALUE
------------------------------------------------------
          COMMON STOCK (97.9%)
          BUSINESS EQUIPMENT/SERVICES
          (14.5%)
15,800    AccuStaff, Inc.*                 $   493,750
26,800    America Online, Inc.*              2,840,800
12,100    Cintas Corp.                         617,100
10,900    Corrections Corp. of America*        256,150
11,250    Fiserv, Inc.*                        477,773
12,200    Herman Miller, Inc.                  296,612
10,100    Manpower, Inc.                       289,743
26,350    Paychex, Inc.                      1,072,115
 4,300    Pittston Brink's Group               158,562
15,700    Reynolds & Reynolds Co. Class A      285,544
16,266    Sterling Commerce, Inc.*             788,901
18,300    Sungard Data Systems, Inc.* (a)      702,263
36,100    U.S.A. Waste Services, Inc.*
          (a)                                1,782,438
 1,500    UniCapital Corp.*                     28,688
 6,300    Viking Office Products, Inc.*        197,663
 6,400    Wallace Computer Services, Inc.      152,000
                                           -----------
                                            10,440,102
                                           -----------
          CAPITAL GOODS (3.0%)
 1,900    Donaldson Co., Inc.                   44,887
 7,400    Fastenal Co. (a)                     343,638
 4,900    Federal Signal Corp.                 119,131
 3,200    Flowserve Corp.                       78,800
 3,100    Kaydon Corp.                         109,469
13,350    Sonoco Products Co.                  403,838
 8,200    Sundstrand Corp.                     469,450
 6,400    U.S. Filter Corp.* (a)               179,600
 4,500    UCAR International, Inc.*            131,344
12,700    Whitman Corp.                        291,306
                                           -----------
                                             2,171,463
                                           -----------
          CONSUMER DURABLE (2.2%)
14,100    Danaher Corp.                        517,294
 4,900    Federal-Mogul Corp.                  330,750
18,000    Harley-Davidson, Inc.                697,500
                                           -----------
                                             1,545,544
                                           -----------
          CONSUMER NON DURABLE (6.9%)
50,100    Coca-Cola Enterprises, Inc. (a)    1,966,425
 4,800    Dean Foods Co.                       263,700
12,200    Dial Corp. (The)                     316,438
 7,600    Dole Food Company, Inc.              377,625
10,100    Flowers Industries, Inc.             206,419
 7,600    Interstate Bakeries Corp.            252,225
17,200    Jones Apparel Group, Inc.*           628,875
 4,350    Lancaster Colony Corp.               164,756
12,600    McCormick & Co., Inc.                450,056
 6,700    Unifi, Inc.                          229,475
 3,100    Vlasic Foods International,
          Inc.*                                 62,387
                                           -----------
                                             4,918,381
                                           -----------

------------------------------------------------------
 SHARES   SECURITY                               VALUE
------------------------------------------------------
          CONSUMER SERVICES (2.3%)
14,200    AH Belo Corp. Series A           $   346,125
10,500    Callaway Golf Co. (a)                206,719
15,600    International Game Technology        378,300
 3,200    Media General, Inc. Class A          157,600
10,375    Promus Hotel Corp.*                  399,437
 2,400    TCA Cable TV, Inc.                   144,000
                                           -----------
                                             1,632,181
                                           -----------
          ENERGY (5.3%)
 5,800    Camco International, Inc.            451,675
 8,175    Diebold, Inc.                        236,053
12,600    EVI Weatherford, Inc.*               467,775
19,200    Ensco International, Inc.            333,600
23,300    Global Marine, Inc.*                 435,419
12,100    Nabors Industries, Inc.*             239,731
17,900    Noble Drilling Corp.*                430,719
 6,200    Smith International, Inc.*           215,838
 6,900    Tidewater, Inc.                      227,700
22,100    Tosco Corp.                          649,187
 7,400    Varco International, Inc.*           146,612
                                           -----------
                                             3,834,309
                                           -----------
          FINANCIAL SERVICES (11.2%)
34,100    AFLAC, Inc.                        1,033,656
 7,525    Associated Banc-Corp.                283,128
10,400    Capital One Financial Corp.        1,291,550
 6,500    City National Corp.                  240,094
22,800    First Security Corp.                 488,061
17,200    First Tennessee National Corp.       542,875
 6,300    First Virginia Banks, Inc.           322,088
13,600    Marshall & Ilsley Corp.              694,450
13,900    North Fork Bancorp., Inc.            339,681
11,750    Robert Half International,
          Inc.*                                656,531
15,200    T. Rowe Price Associates, Inc.       570,950
11,300    TCF Financial Corp.                  333,350
10,200    Union Planters Corp.                 599,888
 3,300    Wilmington Trust Corp.               200,887
 8,400    Zions Bancorp                        446,250
                                           -----------
                                             8,043,439
                                           -----------
          HEALTHCARE (11.0%)
 6,100    Bergen Brunswig Corp. Class A        282,888
 9,800    Biogen, Inc.*                        480,200
 9,600    Centocor, Inc.*                      348,000
21,700    Chiron Corp.* (a)                    340,419
 1,900    Concentra Managed Care, Inc.*         49,400
 9,200    Dentsply International, Inc.         230,000
10,300    First Health Group Corp.*            293,550
 5,600    Health Care & Retirement Corp.*
          (a)                                  220,850
20,500    Health Management Associates,
          Inc. Class A*                        685,469
 7,800    Hillenbrand Industries, Inc.         468,000
 9,200    ICN Pharmaceuticals, Inc.            420,325

        THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT               7

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                           GROWTH OPPORTUNITIES FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

------------------------------------------------------
 SHARES   SECURITY                               VALUE
------------------------------------------------------
          HEALTHCARE (CONTINUED)
13,100    McKesson Corp.                   $ 1,064,375
16,200    Mylan Laboratories, Inc. (a)         487,013
 1,200    PSS World Medical, Inc.*              17,550
11,100    Quintiles Transnational Corp.*       545,981
 9,500    Quorum Health Group, Inc.*           251,750
 2,500    R. P. Scherer Corp.*                 221,563
11,700    Stryker Corp.                        448,987
12,400    Sybron International Corp.*          313,100
 6,400    Total Renal Care Holdings,
          Inc.*                                220,800
10,900    Watson Pharmaceuticals, Inc.*        508,893
                                           -----------
                                             7,899,113
                                           -----------
          RAW MATERIALS (1.9%)
 3,300    BetzDearborn, Inc.                   136,538
 9,200    Crompton & Knowles Corp.             231,725
 3,700    Cytec Industries, Inc.*              163,725
10,200    Lyondell Petrochemical Co.           310,463
13,000    Solutia, Inc.                        372,938
 6,100    Witco Corp.                          178,424
                                           -----------
                                             1,393,813
                                           -----------
          RETAIL (12.5%)
 4,800    BJ's Wholesale Club, Inc.*           195,000
 8,300    Barnes & Noble, Inc.*                310,731
 9,600    Bed, Bath and Beyond, Inc.*          497,400
10,300    Borders Group, Inc.*                 381,100
 5,800    Claires Stores, Inc.                 118,900
24,900    CompUSA, Inc.*                       449,756
     1    Consolidated Stores Corp.*                36
18,735    Dollar General Corp.                 741,203
26,000    Family Dollar Stores, Inc.           481,000
15,600    Fred Meyer, Inc.* (a)                663,000
15,100    General Nutrition Companies,
          Inc.                                 469,988
53,500    Just For Feet, Inc.*               1,524,750
19,500    Kohls Corp.*                       1,011,563
 3,800    Lands End, Inc.*                     120,175
 3,700    Outback Steakhouse, Inc.*            144,300
40,650    Staples, Inc.*                     1,176,309
12,600    Starbucks Corp.*                     673,313
                                           -----------
                                             8,958,524
                                           -----------
          SHELTER (1.2%)
 8,100    Hon Industries, Inc.                 275,400
24,200    Leggett & Platt, Inc.                605,000
                                           -----------
                                               880,400
                                           -----------
          TECHNOLOGY (18.8%)
17,800    ADC Telecommunications, Inc.*        650,255
17,100    Altera Corp.*                        505,519

------------------------------------------------------
 SHARES   SECURITY                               VALUE
------------------------------------------------------
          TECHNOLOGY (CONTINUED)
10,800    American Power Conversion
          Corp.*                           $   324,000
20,933    Analog Devices, Inc.*                514,167
26,500    BMC Software, Inc.*                1,376,344
 2,500    Brio Technology, Inc*                 33,438
   900    Broadcom Corp. Class A*               66,263
32,600    Cadence Design Systems, Inc.*      1,018,750
21,200    Compuware Corp.*                   1,083,850
 3,500    Comverse Technology, Inc.*           181,563
14,500    Dell Computer Corp.* (a)           1,345,781
10,100    Electronic Arts, Inc.*               545,400
11,300    Keane, Inc.*                         632,800
12,700    Lexmark International Group,
          Inc.*                                774,700
13,600    Linear Technology Corp.              820,250
24,100    Maxim Integrated Products,
          Inc.*                                763,668
13,850    Network Associates, Inc.*            663,068
12,000    SCI Systems, Inc.* (a)               451,500
19,800    Solectron Corp.*                     832,838
 4,000    Structural Dynamics Research
          Corp.*                                92,500
 5,100    Symantec Corp.*                      133,237
 6,100    Synopsys, Inc.*                      279,075
 2,700    Varian Associates, Inc.              105,300
 8,400    Xilinx, Inc.*                        285,600
                                           -----------
                                            13,479,866
                                           -----------
          TRANSPORTATION (1.8%)
 6,400    Airborne Freight Corp.               223,600
 7,000    CNF Transportation, Inc.             297,500
    92    Canadian National Railway Co.          4,887
13,500    Kansas City Southern
          Industries, Inc.                     669,938
 3,200    Wisconsin Central
          Transportation Corp.*                 70,000
                                           -----------
                                             1,265,925
                                           -----------
          UTILITIES (5.3%)
15,300    360 degrees Communications Co.*      489,600
22,700    AES Corp.*                         1,193,169
17,100    Cincinnati Bell, Inc.                489,488
 1,000    Intelect Communications, Inc.*         5,500
 8,500    MCN Energy Group, Inc.               211,438
20,791    Qwest Communications
          International, Inc.*                 725,085
 7,300    Seagull Energy Corp.                 120,905
 8,500    Southern New England
          Telecommunications                   556,750
                                           -----------
                                             3,791,935
                                           -----------
          TOTAL COMMON STOCK                70,254,995
                                           -----------
          (cost $60,425,282)

 8              THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                           GROWTH OPPORTUNITIES FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

-------------------------------------------------------
PRINCIPAL              SECURITY                VALUE
-------------------------------------------------------
             REPURCHASE AGREEMENT (2.2%)
$1,567,000   Prudential Securities, Inc.
             6.10%, dated 06/30/98, due
             07/01/98, Collateralized by
             $1,613,000 U.S. Treasury
             Bill, 4.95%, due 09/03/98,
             market value $1,598,657        $ 1,567,000
                                            -----------
             (cost $1,567,000)
             SHORT-TERM SECURITIES HELD AS COLLATERAL
             (11.2%)
 8,012,368   Lehman Brothers, Repurchase
             Agreement 6.47%, dated
             06/30/98, due 07/01/98,
             collateralized by $8,414,608
             Media One Group Commercial
             Paper, 10/05/98, market value
             $8,414,608                       8,012,368
                                            -----------
             TOTAL INVESTMENTS              $79,834,363
                                            ===========
             (cost $70,004,650)

--------------------------------------------------------------------------------

* Denotes a non-income producing security.

Portfolio holding percentages represent market value as a percentage of net assets.

Cost for federal income tax purposes: $62,280,935.

(a)  A portion of this security was loaned as of June 30, 1998.

See accompanying notes to financial statements.

        THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT               9

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                           LARGE COMPANY GROWTH FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED)

---------------------------------------------------------
  SHARES                SECURITY                VALUE
---------------------------------------------------------
             COMMON STOCK (97.4)%
             BUSINESS EQUIPMENT & SERVICES 1.8%
     6,000   America Online, Inc. *          $    636,000
    14,100   Automatic Data Processing          1,027,538
     4,300   Omnicom Group                        214,462
    16,900   U.S.A. Waste Services, Inc.*
             (a)                                  834,438
                                             ------------
                                                2,712,438
                                             ------------
             CAPITAL GOODS (6.9%)
    97,000   General Electric Co.               8,827,000
    29,300   Tyco International Ltd             1,845,900
                                             ------------
                                               10,672,900
                                             ------------
             CONSUMER NON-DURABLE (14.9%)
    11,000   Anheuser-Busch Cos., Inc             519,063
     2,800   Avon Products, Inc.                  217,000
     7,700   BestFoods                            447,081
    14,100   Campbell Soup Co.                    749,063
    71,100   Coca Cola Co.                      6,079,050
     8,400   Colgate-Palmolive Co.                739,200
    10,700   ConAgra, Inc.                        339,056
    29,874   Gillette Company                   1,693,482
     4,600   H.J. Heinz Co.                       258,175
    14,800   Kellogg Co.                          555,925
    12,100   Newell Co.                           602,731
    41,100   PepsiCo, Inc.                      1,692,806
    70,600   Philip Morris Cos.                 2,779,875
    37,300   Procter & Gamble Co.               3,396,631
     5,200   Quaker Oats Co.                      285,675
     2,100   Ralston-Purina Co.                   245,306
    13,400   Sara Lee Corp.                       749,563
    22,600   Unilever N.V.                      1,783,988
        90   Vlasic Foods International*            1,811
                                             ------------
                                               23,135,481
                                             ------------
             CONSUMER SERVICES (2.5%)
    33,700   Cendant Corp.*                       703,487
    10,200   Comcast Corp. Class A                414,056
     8,200   Gannett Co., Inc.                    582,712
    12,000   Hilton Hotels Corp.                  342,000
     3,900   Mattel, Inc.                         165,019
    12,500   News Corp Ltd. ADR (a)               401,563
    23,400   Tele-Communications, Inc.
             Class A*                             899,437
     4,200   Tribune Co.                          289,013
                                             ------------
                                                3,797,287
                                             ------------
             ENERGY (0.9%)
     6,400   Halliburton Co.                      285,200
    16,300   Schlumberger Ltd. (a)              1,113,494
                                             ------------
                                                1,398,694
                                             ------------

---------------------------------------------------------
  SHARES                SECURITY                VALUE
---------------------------------------------------------
             FINANCIAL SERVICES (10.9%)
    14,400   American Express Co.            $  1,641,600
    25,375   American International Group       3,704,750
    19,950   Charles Schwab Corp. (The)           648,374
    30,400   Chase Manhattan Corp.              2,295,200
    32,900   Fannie Mae                         1,998,675
     7,300   First Virginia Banks                 373,213
     7,100   Franklin Resources                   383,400
    14,100   Household International              701,475
     6,750   Marsh & McLennan                     407,953
    14,850   MBNA Corp.                           490,050
     3,500   MGIC Investment                      199,719
    24,700   Morgan Stanley Dean Witter &
             Co.                                2,256,961
     4,200   State Street Corp.                   291,900
     1,400   T. Rowe Price Associates, Inc.        52,588
    22,866   U.S. Bancorp                         983,238
    10,600   Washington Mutual, Inc.              460,438
                                             ------------
                                               16,889,534
                                             ------------
             HEALTHCARE (19.0%)
    33,200   Abbott Laboratories                1,357,050
    38,000   American Home Products             1,966,500
     6,400   Baxter International, Inc.           344,400
     6,000   Boston Scientific*                   429,750
    41,000   Bristol-Meyers Squibb              4,712,437
     3,800   Cardinal Health                      356,250
     3,500   Guidant Corp.                        249,594
     9,800   HBO & Co.                            345,450
     8,200   HealthSouth Corp.*                   218,838
    35,200   Johnson & Johnson Co.              2,596,000
    31,800   Lilly Eli & Co.                    2,100,788
    18,000   Medtronic, Inc.                    1,147,500
    31,500   Merck & Co., Inc.                  4,213,124
    37,400   Pfizer, Inc.                       4,064,912
    27,700   Schering-Plough Corp.              2,538,013
    40,900   Warner-Lambert Co.                 2,837,437
                                             ------------
                                               29,478,043
                                             ------------
             MULTIPLE INDUSTRY (0.8%)
     4,400   Broadcom Corp. Class A*              323,950
    10,500   Minnesota Mining &
             Manufacturing Co.                    862,969
                                             ------------
                                                1,186,919
                                             ------------
             RAW MATERIALS (2.3%)
    34,400   E.I. Du Pont De Nemours & Co.      2,567,100
    18,300   Monsanto Co.                       1,022,513
                                             ------------
                                                3,589,613
                                             ------------
             RETAIL (8.6%)
     1,800   Consolidated Stores Corp.*            65,250
     9,900   Costco Cos., Inc.*                   624,319
    21,300   CVS Corp.                            829,369
    23,400   Dayton Hudson Corp.                1,134,900

 10              THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                           LARGE COMPANY GROWTH FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

---------------------------------------------------------
  SHARES                SECURITY                VALUE
---------------------------------------------------------
             RETAIL (CONTINUED)
    10,200   Gap, Inc.                       $    628,575
    25,550   Home Depot, Inc.                   2,122,247
    67,200   Just For Feet, Inc.*               1,915,200
     8,900   Kroger Co.*                          381,588
     7,200   TJX Cos.                             173,700
    25,200   Walgreen Co.                       1,041,074
    73,200   Wal-Mart Stores, Inc.              4,446,900
                                             ------------
                                               13,363,122
                                             ------------
             SHELTER (0.5%)
    16,900   Kimberly Clark Corp.                 775,288
                                             ------------
             TECHNOLOGY (23.2%)
    10,500   3COM Corp.*                          322,219
    33,000   Applied Materials, Inc.*             973,500
    41,250   Cisco Systems, Inc.*               3,797,578
    31,700   Compaq Computer Corp.                899,488
    15,050   Computer Associates
             International, Inc.                  836,216
       100   Compuware Corp.*                       5,113
    48,400   Dell Computer Corp.*               4,492,124
    17,300   EMC Corp.* (a)                       775,256
     3,600   Gateway 2000, Inc.*                  182,250
    22,300   Hewlett-Packard Co.                1,335,213
    48,800   Intel Corp.                        3,617,299
    36,650   Lucent Technologies                3,048,822
    97,400   Microsoft Corp.*                  10,555,725
    15,900   Northern Telecom Ltd.                902,324
    21,100   Oracle Corp.*                        518,269
    22,000   Sun Microsystems, Inc.*              955,625
    10,900   Tellabs, Inc.*                       780,713
     8,500   Texas Instruments, Inc.              495,656
    14,000   Xerox Corp.                        1,422,750
                                             ------------
                                               35,916,140
                                             ------------

---------------------------------------------------------
  SHARES                SECURITY                VALUE
---------------------------------------------------------
             TECHNOLOGY (CONTINUED)
             UTILITIES (5.1%)
    16,200   Airtouch Communications*        $    946,688
    31,800   Ameritech Corp.                    1,427,025
    41,800   Bell Atlantic Co.                  1,907,125
    26,100   GTE Corp.                          1,451,812
    55,100   SBC Communications, Inc.           2,204,000
                                             ------------
                                                7,936,650
                                             ------------
             TOTAL COMMON STOCK               150,852,109
                                             ------------
             (cost $117,126,447)

---------------------------------------------------------
  PRINCIPAL
---------------------------------------------------------
              REPURCHASE AGREEMENT (2.5%)
$ 3,937,000   Prudential Securities, Inc.
              6.10%, dated 6/30/98, due
              07/01/98, Collateralized by
              $4,052,000 U.S. Treasury
              Bill, 4.95%, due 09/03/98,
              market value $4,015,970           3,937,000
                                             ------------
              (cost $3,937,000)
              SHORT-TERM SECURITIES HELD AS COLLATERAL
              (1.9%)
  2,929,259   Lehman Brothers, Repurchase
              Agreement 6.47%, dated
              06/30/98, due 07/01/98,
              Collateralized by $3,076,312
              Media One Group Commercial
              Paper, 10/05/98, market value
              $3,076,312                        2,929,259
                                             ------------
              TOTAL INVESTMENTS              $157,718,368
                                             ============
              (cost $123,992,706)

--------------------------------------------------------------------------------

* Denotes a non-income producing security.

Portfolio holding percentages represent market value as a percentage of net assets.

Cost for federal income tax purposes: $121,130,530.

The abbreviation on the above statement stands for the following:

    ADR  American Depository Receipt

(a)  A portion of this security was loaned as of June 30, 1998.

See accompanying notes to financial statements.

       THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT               11

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                               EQUITY INDEX FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED)

---------------------------------------------------------
  SHARES                SECURITY                 VALUE
---------------------------------------------------------
             COMMON STOCK (99.5%)
             BUSINESS EQUIPMENT/SERVICES (1.9%)
       100   Automatic Data Processing, Inc.  $     7,287
       100   Browning-Ferris Industries,
             Inc.                                   3,474
       100   Ceridian Corp.*                        5,874
       100   Cognizant Corp.                        6,300
       100   Computer Sciences Corp.*               6,400
       100   Deluxe Corp.                           3,580
       100   Dun & Bradstreet Corp.                 3,600
       100   Ecolab, Inc.                           3,100
       100   Equifax, Inc                           3,630
       200   First Data Corp.                       6,663
       100   H & R Block, Inc.                      4,212
       100   Laidlaw, Inc.                          1,218
       100   Omnicom Group, Inc.                    4,988
       100   Pitney Bowes, Inc.                     4,812
       100   R. R. Donnelley & Sons Co.             4,574
       100   Service Corp. International            4,287
       200   Waste Management, Inc.                 7,000
                                              -----------
                                                   80,999
                                              -----------
             CAPITAL GOODS (6.5%)
       100   Aeroquip-Vickers, Inc.                 5,837
       100   Black & Decker Corp.                   6,100
       100   Case Corp.                             4,824
       100   Caterpillar, Inc.                      5,287
       100   Cincinnati Milacron, Inc.              2,430
       100   Cooper Industries, Inc.                5,493
       100   Crane Co.                              4,855
       100   Cummins Engine Co., Inc.               5,124
       100   Deere & Co.                            5,287
       100   Dover Corp.                            3,424
       200   Emerson Electric Co.                  12,074
       100   Fluor Corp.                            5,100
       100   Foster Wheeler Corp.                   2,145
     1,500   General Electric Co.                 136,500
       200   Grainger (W. W.), Inc.                 9,962
       100   Harnischfeger Industries, Inc.         2,831
       100   Honeywell, Inc.                        8,356
       100   Illinois Tool Works, Inc.              6,668
       100   Ingersoll-Rand Co.                     4,405
       100   Nacco Industries, Inc.                12,925
       100   Navistar International Corp.*          2,887
       100   PPG Industries, Inc.                   6,955
       100   Sherwin-Williams Co.                   3,312
       100   Thermo Electron Corp.*                 3,418
       300   Tyco International Ltd.               18,900
                                              -----------
                                                  285,099
                                              -----------
             CONSUMER DURABLE (2.7%)
       100   Autozone, Inc.*                        3,193
       100   Briggs & Stratton Corp.                3,744
       300   Chrysler Corp.                        16,913
       100   Cooper Tire & Rubber Co.               2,063
       100   Dana Corp.                             5,350

---------------------------------------------------------
  SHARES                SECURITY                 VALUE
---------------------------------------------------------
             CONSUMER DURABLE (CONTINUED)
       100   Eaton Corp.                      $     7,775
       100   Echlin, Inc.                           4,905
       600   Ford Motor Co.                        35,400
       300   General Motors Corp.                  20,043
       100   Genuine Parts Co.                      3,455
       100   Goodyear Tire & Rubber Co.             6,444
       100   ITT Industries, Inc.                   3,737
       100   Maytag Corp.                           4,938
                                              -----------
                                                  117,960
                                              -----------
             CONSUMER NON DURABLE (11.2%)
       100   Alberto-Culver Co. Class B
             Preferred Stock                        2,900
       100   American Greetings Corp. Class
             A                                      5,093
       200   Anheuser-Busch Cos., Inc.              9,437
       200   Archer Daniels Midland Co.             3,875
       100   Avon Products, Inc.                    7,750
       100   Ball Corp.                             4,018
       100   Bemis Co., Inc.                        4,087
       100   BestFoods                              5,806
       100   Brown-Forman Corp. Class B             6,424
       200   Campbell Soup Co.                     10,625
       100   Clorox Co.                             9,537
     1,100   Coca-Cola Co.                         94,050
       100   Colgate-Palmolive Co.                  8,800
       200   Conagra, Inc.                          6,337
       100   Coors Adolph Co. Class B               3,400
       100   Crown Cork & Seal Co., Inc.*           4,750
       100   Eastman Kodak Co.                      7,305
       100   Fort James Corp.                       4,450
       100   Fortune Brands, Inc.                   3,843
       100   Fruit of the Loom, Inc. Class
             A*                                     3,318
       100   General Mills, Inc.                    6,837
       500   Gillette Co.                          28,344
       100   Heinz (H. J.) Co.                      5,612
       100   Hershey Foods Corp.                    6,900
       100   Jostens, Inc.                          2,387
       200   Kellogg Co.                            7,512
       100   Newell Co.                             4,981
       100   Nike, Inc. Class B                     4,869
       700   Pepsico, Inc.                         28,831
     1,100   Philip Morris Cos., Inc.              43,313
       100   Pioneer Hi-Bred International          4,138
       100   Polaroid Corp.                         3,556
       600   Procter & Gamble Co.                  54,638
       100   Quaker Oats Co.                        5,494
       100   Ralston -- Ralston Purina Group       11,681
       100   Reebok International Ltd.*             2,769
       100   Rubbermaid, Inc.                       3,319
       100   Russell Corp.                          3,019
       200   Sara Lee Corp.                        11,188
       100   Seagram Co. Ltd.                       4,094
       100   Sysco Corp.                            2,563
       100   Tupperware Corp.                       2,813
       300   Unilever N. V.                        23,681

 12              THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                               EQUITY INDEX FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

---------------------------------------------------------
  SHARES                SECURITY                 VALUE
---------------------------------------------------------
             CONSUMER NON DURABLE (CONTINUED)
       100   UST, Inc.                        $     2,700
       100   Wm. Wrigley Jr. Co.                    9,800
                                              -----------
                                                  490,844
                                              -----------
             CONSUMER SERVICES (3.5%)
       100   Brunswick Corp.                        2,475
       300   CBS Corp.                              9,525
       400   Cendant Corp.*                         8,350
       100   Clear Channel Communications,
             Inc.*                                 10,913
       100   Comcast Corp. Class A                  4,059
       100   Dow Jones & Co., Inc.                  5,575
       100   Gannett Co., Inc.                      7,106
       100   Hasbro, Inc.                           3,931
       100   Hilton Hotels, Corp.                   2,850
       100   King World Productions, Inc.*          2,550
       100   Marriott International, Inc.
             Class A                                3,238
       100   Mattel, Inc.                           4,231
       300   Mediaone Group, Inc.*                 13,181
       100   Mirage Resorts, Inc.*                  2,131
       200   Tele-Communications, Inc. Class
             A*                                     7,688
       300   Time Warner, Inc.                     25,631
       100   Viacom, Inc. Class B*                  5,825
       300   Walt Disney Co.                       31,519
                                              -----------
                                                  150,778
                                              -----------
             ENERGY (6.9%)
       100   Amerada Hess Corp.                     5,431
       400   Amoco Corp.                           16,650
       100   Anadarko Petroleum Corp.               6,719
       100   Apache Corp.                           3,150
       100   Ashland, Inc.                          5,163
       100   Atlantic Richfield Co.                 7,813
       100   Baker Hughes, Inc.                     3,456
       100   Burlington Resources, Inc.             4,306
       300   Chevron Corp. (a)                     24,919
       100   Dresser Industries, Inc.               4,406
     1,100   Exxon Corp.                           78,444
       100   Halliburton Co.                        4,456
       300   Mobil Corp.                           22,988
       100   Occidental Petroleum Corp.             2,700
       100   ORYX Energy Co.*                       2,213
       100   Phillips Petroleum Co.                 4,819
     1,000   Royal Dutch Petroleum Co.             54,813
       200   Schlumberger Ltd. (a)                 13,663
       100   Sempra Energy*                         2,775
       100   Tenneco, Inc.                          3,806
       200   Texaco, Inc.                          11,938
       100   Union Pacific Resources Group,
             Inc.                                   1,756
       100   Unocal Corp.                           3,575

---------------------------------------------------------
  SHARES                SECURITY                 VALUE
---------------------------------------------------------
             ENERGY (CONTINUED)
       100   USX-Marathon Group               $     3,431
       100   Western Atlas, Inc.*                   8,488
                                              -----------
                                                  301,878
                                              -----------
             FINANCIAL SERVICES (18.1%)
       100   Ahmanson (H. F.) & Co.                 7,100
       200   Allstate Corp.                        18,313
       200   American Express Co.                  22,800
       100   American General Corp.                 7,119
       300   American International Group,
             Inc.                                  43,800
       100   Aon Corp.                              7,025
       100   Associates First Capital Corp.         7,688
       300   Banc One Corp.                        16,744
       200   Bank of New York Co., Inc.            12,138
       300   BankAmerica Corp.                     25,931
       200   BankBoston Corp.                      11,125
       100   Bankers Trust Corp.                   11,606
       100   BB&T Corp.                             6,763
       100   Beneficial Corp.                      15,319
       400   Chase Manhattan Corp.                 30,200
       100   Chubb Corp.                            8,038
       100   Cigna Corp.                            6,900
       100   Cincinnati Financial Corp.             3,838
       200   Citicorp                              29,850
       100   Comerica, Inc.                         6,625
       100   Conseco, Inc.                          4,675
       100   Countrywide Credit Industries,
             Inc.                                   5,075
       500   Fannie Mae                            30,375
       100   Fifth Third Bancorp                    6,300
       100   First Chicago NBD Corp.                8,863
       400   First Union Corp.                     23,300
       100   Fleet Financial Group, Inc.            8,350
       100   Franklin Resources, Inc.               5,400
       300   Freddie Mac                           14,119
       100   General Re Corp.                      25,350
       100   Golden West Financial Corp.           10,631
       100   Green Tree Financial Corp.             4,281
       100   Hartford Financial Services
             Group, Inc.                           11,438
       100   Household International, Inc.          4,975
       100   Huntington Bancshares, Inc.            3,350
       100   J. P. Morgan & Co., Inc.              11,713
       200   KeyCorp                                7,125
       100   Lincoln National Corp.                 9,138
       150   Marsh & McLennan Cos., Inc.            9,066
       200   MBNA Corp.                             6,600
       100   Mellon Bank Corp.                      6,963
       100   Merrill Lynch & Co., Inc.              9,225
       300   Morgan Stanley Dean Witter &
             Co.                                   27,413
       100   National City Corp.                    7,100
       400   NationsBank Corp.                     30,600
       300   Norwest Corp.                         11,213
       100   PNC Bank Corp.                         5,381
       100   Progressive Corp.                     14,100
       100   Providian Financial Corp.              7,856

       THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT               13

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                               EQUITY INDEX FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

---------------------------------------------------------
  SHARES                SECURITY                 VALUE
---------------------------------------------------------
             FINANCIAL SERVICES (CONTINUED)
       100   Safeco Corp.                     $     4,538
       100   Schwab, Charles Corp.                  3,250
       100   SLM Holding Corp.                      4,900
       100   St Paul Cos., Inc.                     4,206
       100   State Street Corp.                     6,950
       100   Summit Bancorp                         4,750
       100   SunAmerica, Inc.                       5,744
       100   SunTrust Banks, Inc.                   8,131
       150   Synovus Financial Corp.                3,563
       100   Torchmark Corp.                        4,575
       100   Transamerica Corp.                    11,513
       500   Travelers Group, Inc.                 30,313
       300   U.S. Bancorp                          12,900
       100   UNUM Corp.                             5,550
       100   Wachovia Corp.                         8,450
       150   Washington Mutual, Inc.                6,516
       100   Wells Fargo & Co.                     36,900
                                              -----------
                                                  791,646
                                              -----------
             HEALTH CARE (11.7%)
       700   Abbott Labs                           28,613
       100   Aetna, Inc.                            7,613
       100   Allergan, Inc.                         4,638
       100   Alza Corp.*                            4,325
       600   American Home Products Corp.          31,050
       100   Amgen, Inc.                            6,538
       100   Bard (C. R.), Inc.                     3,806
       100   Bausch & Lomb, Inc.                    5,013
       100   Baxter International, Inc.             5,381
       100   Biomet, Inc.                           3,306
       100   Boston Scientific Corp.*               7,163
       400   Bristol-Myers Squibb Co.              45,975
       100   Cardinal Health, Inc.                  9,375
       300   Columbia/HCA Healthcare Corp.          8,738
       100   Dickinson Becton & Co.                 7,763
       500   Eli Lilly & Co.                       33,031
       100   Guidant Corp.                          7,131
       200   HBO & Co.                              7,050
       200   HealthSouth Corp.*                     5,338
       100   Humana, Inc.*                          3,119
       600   Johnson & Johnson                     44,250
       100   Mallinckrodt, Inc.                     2,969
       100   Manor Care, Inc.                       3,844
       200   Medtronic, Inc.                       12,750
       500   Merck & Co., Inc.                     66,875
       100   Millipore Corp.                        2,725
       600   Pfizer, Inc.                          65,213
       200   Pharmacia & Upjohn, Inc.               9,225
       300   Schering-Plough Corp.                 27,488
       100   St. Jude Medical, Inc.*                3,681
       100   Tenet Healthcare Corp.*                3,125
       100   United Healthcare Corp.                6,350
       400   Warner-Lambert Co.                    27,750
                                              -----------
                                                  511,211
                                              -----------

---------------------------------------------------------
  SHARES                SECURITY                 VALUE
---------------------------------------------------------
             MULTI-INDUSTRY (1.2%)
       200   AlliedSignal, Inc.               $     8,875
       100   Corning, Inc.                          3,475
       100   FMC Corp.*                             6,819
       100   Loews Corp.                            8,713
       200   Minnesota Mining &
             Manufacturing Co.                     16,438
       100   Textron, Inc.                          7,169
                                              -----------
                                                   51,489
                                              -----------
             RAW MATERIALS (3.1%)
       200   Air Products & Chemicals, Inc.         8,000
       100   Alcan Aluminium Ltd.                   2,763
       100   Allegheny Teledyne, Inc.               2,288
       100   Aluminum Co. of America                6,594
       100   Armco, Inc.*                             638
       100   Asarco, Inc.                           2,225
       100   Avery Dennison, Corp.                  5,375
       100   Barrick Gold Corp.                     1,919
       300   Battle Mountain Gold Co.*              1,781
       100   Bethlehem Steel Corp.*                 1,244
       100   Cyprus Amax Minerals Co.               1,325
       100   Dow Chemical Co.                       9,669
       500   E. I. Du Pont De Nemours & Co.        37,313
       100   Eastman Chemical Co.                   6,225
       100   Engelhard Corp.                        2,025
       100   Freeport-McMoRan Copper & Gold,
             Inc.                                   1,519
       100   Inco Ltd.                              1,363
       300   Monsanto Co.                          16,763
       100   Morton International, Inc.             2,500
       100   Newmont Mining Corp.                   2,363
       100   Placer Dome, Inc.*                     1,175
       100   Praxair, Inc.                          4,681
       100   Rohm & Haas Co.                       10,394
       100   W. R. Grace & Co.*                     1,706
       100   Worthington Industries, Inc.           1,506
                                              -----------
                                                  133,354
                                              -----------
             RETAIL (6.0%)
         1   Abercrombie & Fitch Co. Class
             A*                                        44
       100   Albertsons, Inc.                       5,181
       100   American Stores Co.                    2,419
       100   Circuit City Stores -- Circuit
             City Group*                            4,688
       100   Consolidated Stores Corp.*             3,625
       100   Costco Cos., Inc.*                     6,306
       200   CVS Corp.                              7,788
       200   Darden Restaurants, Inc.               3,175
       200   Dayton Hudson Corp.                    9,700
       100   Dillards, Inc. Class A*                4,144
       100   Federated Department Stores,
             Inc.*                                  5,381
       200   Gap, Inc.                             12,325
       100   Great Atlantic & Pacific Tea
             Co., Inc.                              3,306
       300   Home Depot, Inc.                      24,919

 14              THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                               EQUITY INDEX FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

---------------------------------------------------------
  SHARES                SECURITY                 VALUE
---------------------------------------------------------
             RETAIL (CONTINUED)
       100   J. C. Penney Co., Inc.           $     7,231
       200   Kmart Corp. (a)                        3,850
       100   Kroger Co.*                            4,288
       100   Limited, Inc.                          3,313
       100   Longs Drug Stores Corp.                2,888
       200   Lowes Cos., Inc.                       8,113
       100   May Department Stores Co.              6,550
       300   McDonalds Corp. Class A               20,700
       100   Pep Boys -- Manny, Moe & Jack          1,894
       100   Rite Aid Corp.                         3,756
       200   Sears, Roebuck & Co.                  12,213
       200   TJX Cos., Inc.                         4,825
       100   Toys 'R' Us, Inc.*                     2,356
       300   Tricon Global Restaurants,
             Inc.*                                  9,506
       200   Walgreen Co.                           8,263
     1,000   Wal-Mart Stores, Inc.                 60,750
       100   Wendy's International, Inc.            2,350
       100   Winn-Dixie Stores, Inc.                5,119
                                              -----------
                                                  260,966
                                              -----------
             SHELTER (1.3%)
       100   Armstrong World Industries,
             Inc.                                   6,738
       100   Boise Cascade Corp.                    3,275
       100   Centex Corp.                           3,775
       100   Champion International Corp.           4,919
       100   Fleetwood Enterprises, Inc.            4,000
       100   International Paper Co.                4,300
       200   Kimberly-Clark Corp.                   9,175
       100   Louisiana-Pacific Corp.                1,825
       100   Masco Corp.                            6,050
       100   Owens-Illinois, Inc.*                  4,475
       100   Stone Container Corp.*                 1,563
       100   Westvaco Corp.                         2,825
       100   Weyerhaeuser Co.                       4,619
                                              -----------
                                                   57,539
                                              -----------
             TECHNOLOGY (14.6%)
       100   3Com Corp.*                            3,069
       100   Adobe Systems, Inc.                    4,244
       100   Advanced Micro Devices, Inc.*          1,706
       100   AMP, Inc.                              3,438
       100   Andrew Corp.*                          1,806
       100   Apple Computer, Inc.*                  2,869
       100   Applied Materials, Inc.*               2,950
       100   Ascend Communications, Inc.            4,956
       100   Autodesk, Inc.                         3,863
       100   Bay Networks, Inc.*                    3,225
       500   Boeing Co.                            22,281
       100   Cabletron Systems, Inc.*               1,344
       500   Cisco Systems, Inc.*                  46,031
       795   Compaq Computer Corp.                 22,544
       200   Computer Associates
             International, Inc.                   11,113
       200   Data General Corp.*                    2,988

---------------------------------------------------------
  SHARES                SECURITY                 VALUE
---------------------------------------------------------
             TECHNOLOGY (CONTINUED)
       300   Dell Computer Corp.*             $    27,844
       100   DSC Communications Corp.*              3,000
       100   EG & G, Inc.                           3,000
       200   EMC Corp.* (a)                         8,963
       100   Gateway 2000, Inc.*                    5,063
       100   General Instrument Corp.*              2,719
       500   Hewlett-Packard Co.                   29,938
       800   Intel Corp.                           59,300
       400   International Business Machines
             Corp.                                 45,925
       100   KLA-Tencor Corp.*                      2,769
       100   Lockheed Martin Corp.                 10,588
       100   LSI Logic Corp.*                       2,306
       600   Lucent Technologies, Inc.             49,913
       100   Micron Technology, Inc.*               2,481
     1,100   Microsoft Corp.*                     119,213
       300   Motorola, Inc.                        15,769
       100   National Semiconductor Corp.           1,319
       200   Northern Telecom Ltd.                 11,350
       100   Northrop Grumman Corp.                10,313
       200   Novell, Inc.*                          2,550
       400   Oracle Corp.*                          9,825
       100   Parametric Technology Co.*             2,713
       100   Raychem Corp.                          2,956
       100   Raytheon Co.                           5,913
       100   Rockwell International Corp.           4,806
       100   Scientific-Atlanta, Inc.               2,538
       100   Seagate Technology, Inc.*              2,381
       200   Silicon Graphics, Inc.*                2,425
       200   Sun Microsystems, Inc.*                8,688
       100   Tektronix, Inc.                        3,538
       100   Tellabs, Inc.*                         7,163
       200   Texas Instruments, Inc.               11,663
       100   Unisys Corp.*                          2,825
       100   United Technologies Corp.              9,250
       100   Xerox Corp.                           10,163
                                              -----------
                                                  639,597
                                              -----------
             TRANSPORTATION (1.5%)
       200   AMR Corp.*                            16,650
       100   Burlington Northern Santa Fe
             Corp.                                  9,819
       100   CSX Corp.                              4,550
       100   Delta Air Lines, Inc.                 12,925
       100   FDX Corp.*                             6,275
       200   Norfolk Southern Corp.                 5,963
       100   Southwest Airlines Co.                 2,963
       100   Union Pacific Corp.                    4,413
                                              -----------
                                                   63,558
                                              -----------
             UTILITIES (9.3%)
       200   AirTouch Communications, Inc.         11,687
       100   Alltel Corp.                           4,650
       100   Ameren Corp.                           3,975
       100   American Electric Power, Inc.          4,537

       THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT               15

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                               EQUITY INDEX FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

---------------------------------------------------------
  SHARES                SECURITY                 VALUE
---------------------------------------------------------
             UTILITIES (CONTINUED)
       500   Ameritech Corp.                  $    22,438
       700   AT&T Corp.                            39,988
       100   Baltimore Gas & Electric Co.           3,105
       600   Bell Atlantic Corp.                   27,375
       400   BellSouth Corp.                       26,850
       100   Carolina Power & Light Co.             4,337
       100   Central & South West Corp.             2,687
       100   Cinergy Corp.                          3,500
       100   Coastal Corp.                          6,981
       150   Columbia Energy Group                  8,343
       100   Consolidated Edison, Inc.              4,605
       100   Consolidated Natural Gas Co.           5,887
       100   Dominion Resources, Inc.               4,074
       100   DTE Energy Co.                         4,037
       100   Duke Energy Corp.                      5,924
       100   Eastern Enterprises                    4,287
       100   Edison International                   2,955
       100   Enron Corp.                            5,405
       100   Entergy Corp.                          2,874
       100   FirstEnergy Corp.                      3,075
       100   FPL Group, Inc.                        6,300
       100   Frontier Corp.                         3,150
       100   GPU, Inc.                              3,780
       400   GTE Corp.                             22,250
       100   Houston Industries, Inc.               3,087
       300   MCI Communications Corp.              17,438
       100   Nextel Communications*                 2,488
       100   Niagara Mohawk Power Corp.*            1,494
       100   Northern States Power Co.              2,863
       100   PacifiCorp                             2,263
       100   PECO Energy Co.                        2,919
       100   Peoples Energy Corp                    3,863
       200   PG&E Corp.                             6,313
       100   PP&L Resources, Inc.                   2,269
       100   Public Service Enterprise
             Group, Inc.                            3,444

---------------------------------------------------------
  SHARES                SECURITY                 VALUE
---------------------------------------------------------
             UTILITIES (CONTINUED)
       900   SBC Communications, Inc.         $    36,000
       100   Sonat, Inc.                            3,863
       300   Southern Co.                           8,306
       200   Sprint Corp.                          14,100
       100   Texas Utilities Co.                    4,163
       200   U. S. West, Inc.                       9,400
       100   Unicom Corp.                           3,506
       200   Williams Cos., Inc.                    6,750
       500   Worldcom, Inc.* (a)                   24,219
                                              -----------
                                                  407,804
                                              -----------
             TOTAL COMMON STOCK                 4,344,722
                                              -----------
             (cost $4,300,167)

---------------------------------------------------------
  PRINCIPAL
---------------------------------------------------------
              REPURCHASE AGREEMENT (11.9%)
$   521,000   Prudential Securities, Inc.
              6.10% dated 06/30/98, due
              07/01/98, Collateralized by
              $537,000 U.S. Treasury Bill,
              4.95%, due 09/03/98, market
              value $532,225                      521,000
                                              -----------
              (cost $521,000)
              SHORT-TERM SECURITIES HELD AS COLLATERAL
              (1.7%)
     72,576   Lehman Brothers, Repurchase
              Agreement 6.47%, dated
              06/30/98, due 07/01/98,
              Collateralized by $76,223
              Media One Group Commercial
              Paper, 10/05/98, market value
              $76,223                              72,576
              TOTAL INVESTMENTS               $ 4,938,298
                                              ===========
              (cost $4,893,743)

--------------------------------------------------------------------------------

* Denotes a non-income producing security.

Portfolio holding percentages represent market value as a percentage of net assets.

Cost for federal income tax purposes: $4,821,170.

(a)  A portion of this security was loaned as of June 30, 1998.

See accompanying notes to financial statements.

 16              THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT

                      THE ONE(R) GROUP(SM)INVESTMENT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                      GOVERNMENT       ASSET         GROWTH       LARGE COMPANY     EQUITY
                                         BOND       ALLOCATION    OPPORTUNITIES      GROWTH         INDEX
                                      -----------   -----------   -------------   -------------   ----------
ASSETS
  Investments in securities, at
     value (cost $29,192,680,
     $62,974,377, $60,425,282,
     $117,126,447 and $4,300,167
     respectively)                    $30,020,333   $69,082,618    $70,254,995    $ 150,852,109   $4,344,722
  Repurchase agreements, at cost        2,391,734     6,436,499      9,579,368        6,866,259      593,576
                                      -----------   -----------    -----------    -------------   ----------
       Total investments               32,412,067    75,519,117     79,834,363      157,718,368    4,938,298
  Cash                                        660           197             15              312      417,033
  Receivable for investment
     securities sold                    2,238,973     5,352,000      1,414,000        3,568,000        2,862
  Interest and dividends receivable       243,676       461,324         26,572          145,213        4,198
  Receivable for fund shares sold          94,075       405,103        151,724          362,029      103,891
  Receivable from investment advisor           --            --             --               --       11,881
  Other assets                                 --           300             --              587           --
  Deferred organization expenses            1,555         3,375          4,448            3,373        1,609
                                      -----------   -----------    -----------    -------------   ----------
       Total assets                    34,991,006    81,741,416     81,431,122      161,797,832    5,479,772
                                      -----------   -----------    -----------    -------------   ----------
LIABILITIES
  Payable for futures variation
     margin                                    --         5,750             --               --           --
  Payable for investments purchased     4,370,574     7,269,900      1,567,000        3,937,000    1,024,789
  Payable for return of collateral
     received for securities on loan      516,734       669,499      8,012,368        2,929,259       72,576
  Management fee payable                   10,400        36,312         36,649           77,671           --
  Administration fee payable                5,511        12,925         13,133           27,538          426
  Other accrued expenses                    2,017         3,687         11,546               --       13,929
                                      -----------   -----------    -----------    -------------   ----------
       Total liabilities                4,905,236     7,998,073      9,640,696        6,971,468    1,111,720
                                      -----------   -----------    -----------    -------------   ----------
NET ASSETS                            $30,085,770   $73,743,343    $71,790,426    $ 154,826,414   $4,368,052
                                      ===========   ===========    ===========    =============   ==========
REPRESENTED BY:
  Capital                             $29,255,948   $66,492,645    $59,455,516    $ 112,196,744   $4,324,170
  Net unrealized appreciation on
     investments and financial
     futures                              827,653     6,153,504      9,829,713       33,725,662       44,555
  Accumulated undistributed realized
     gain (loss) on investments and
     financial futures                       (135)    1,096,190      2,565,212        8,901,607         (778)
  Accumulated undistributed net
     investment income(loss)                2,304         1,004        (60,015)           2,401          105
                                      -----------   -----------    -----------    -------------   ----------
NET ASSETS                            $30,085,770   $73,743,343    $71,790,426    $ 154,826,414   $4,368,052
                                      ===========   ===========    ===========    =============   ==========
Shares of beneficial interest
  outstanding, no par value
  (unlimited number of shares
  authorized)                           2,837,548     5,090,619      4,351,564        7,371,295      433,659
                                      ===========   ===========    ===========    =============   ==========
NET ASSET VALUE, redemption and
  offering price per share            $     10.60   $     14.49    $     16.50    $       21.00   $    10.07
                                      ===========   ===========    ===========    =============   ==========

See accompanying notes to financial statements.

       THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT               17

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                            STATEMENTS OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                            GOVERNMENT     ASSET         GROWTH       LARGE COMPANY    EQUITY
                                               BOND      ALLOCATION   OPPORTUNITIES      GROWTH       INDEX(A)
                                            ----------   ----------   -------------   -------------   --------
INVESTMENT INCOME:
INCOME:
  Dividend income                            $     --    $  179,294    $  161,795      $   595,231    $  9,155
  Interest income                             803,571       844,715        80,274          258,086         185
  Income from securities lending                  122           184           579              103           2
                                             --------    ----------    ----------      -----------    --------
     Total income                             803,693     1,024,193       242,648          853,420       9,342
                                             --------    ----------    ----------      -----------    --------
EXPENSES:
  Investment advisory fees                     56,265       190,939       197,835          400,396       1,739
  Administration fees                          29,721        64,305        72,404          146,121         811
  Professional fees                             3,173         5,868         7,151           12,412       2,424
  Custodian fees                                3,860        12,801        17,792           10,170       6,796
  Insurance expense                             1,060         1,549         2,083            3,626         214
  Trustee fees                                    685         1,290         1,543            3,097         249
  Other                                         3,620         3,614         3,855            5,314       4,574
                                             --------    ----------    ----------      -----------    --------
     Total expenses before waivers             98,384       280,366       302,663          581,136      16,807
     Less waivers                              (4,609)       (7,597)           --               --     (13,620)
                                             --------    ----------    ----------      -----------    --------
     Net expenses                              93,775       272,769       302,663          581,136       3,187
                                             --------    ----------    ----------      -----------    --------
NET INVESTMENT INCOME (LOSS)                 $709,918    $  751,424    $  (60,015)     $   272,284    $  6,155
                                             --------    ----------    ----------      -----------    --------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investments    $   (135)   $  801,814    $2,891,920      $ 8,916,825    $   (778)
  Net realized gain on financial futures           --       269,283            --               --          --
  Net change in unrealized appreciation on
     investments and financial futures        260,152     3,731,139     5,848,159       15,581,809      44,555
                                             --------    ----------    ----------      -----------    --------
NET REALIZED AND UNREALIZED GAIN              260,017     4,802,236     8,740,079       24,498,634      43,777
                                             --------    ----------    ----------      -----------    --------
NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS               $969,935    $5,553,660    $8,680,064      $24,770,918    $ 49,932
                                             ========    ==========    ==========      ===========    ========

---------------------------------------------

(a) For the period May 1, 1998, date of commencement of operations, through June 30, 1998.

See accompanying notes to financial statements.

 18              THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                   GOVERNMENT BOND                    ASSET ALLOCATION
                                          ---------------------------------   ---------------------------------
                                          FOR THE SIX MONTHS    YEAR ENDED    FOR THE SIX MONTHS    YEAR ENDED
                                            ENDED JUNE 30,     DECEMBER 31,     ENDED JUNE 30,     DECEMBER 31,
                                                 1998              1997              1998              1997
                                           -------------------------------     -------------------------------
                                             (UNAUDITED)                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income                      $   709,918       $ 1,061,995       $   751,424       $   873,061
  Net realized gain (loss) on
     investments and financial futures              (135)           45,096         1,071,097         3,089,370
  Net change in unrealized appreciation
     of investments                              260,152           596,960         3,731,139         1,416,110
                                             -----------       -----------       -----------       -----------
     Net increase in net assets
       resulting from operations                 969,935         1,704,051         5,553,660         5,378,541
                                             -----------       -----------       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    (707,614)       (1,061,995)         (752,290)         (871,191)
  In excess of net investment income                  --            (5,056)               --                --
  From net realized gain from investment
     transactions                                     --           (41,992)               --        (3,031,880)
                                             -----------       -----------       -----------       -----------
     Decrease in net assets from
       distributions to shareholders            (707,614)       (1,109,043)         (752,290)       (3,903,071)
                                             -----------       -----------       -----------       -----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares             7,721,440         6,514,599        27,651,907        21,414,090
  Net asset value of shares issued to
     shareholders from reinvestment of
     distributions                               707,614         1,109,043           752,290         3,903,071
  Cost of shares redeemed                       (970,177)         (475,970)         (907,900)         (230,267)
                                             -----------       -----------       -----------       -----------
       Increase in net assets from
          capital share transactions           7,458,877         7,147,672        27,496,297        25,086,894
                                             -----------       -----------       -----------       -----------
NET INCREASE IN NET ASSETS                     7,721,198         7,742,680        32,297,667        26,562,364
NET ASSETS-BEGINNING OF PERIOD                22,364,572        14,621,892        41,445,676        14,883,312
                                             -----------       -----------       -----------       -----------
NET ASSETS-END OF PERIOD                     $30,085,770       $22,364,572       $73,743,343       $41,445,676
                                             ===========       ===========       ===========       ===========
Undistributed net realized gain (loss)
  on investments and financial futures       $      (135)      $        --       $ 1,096,190       $    25,093
                                             ===========       ===========       ===========       ===========
Undistributed net investment income          $     2,304       $        --       $     1,004       $     1,870
                                             ===========       ===========       ===========       ===========
SHARE ACTIVITY:
  Shares sold                                    728,389           631,011         1,963,136         1,615,750
  Reinvestment of distributions                   67,118           108,358            52,540           296,400
  Shares redeemed                                (91,611)          (46,749)          (66,601)          (18,108)
                                             -----------       -----------       -----------       -----------
Net increase in number of shares                 703,896           692,620         1,949,075         1,894,042
                                             ===========       ===========       ===========       ===========

See accompanying notes to financial statements.

       THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT               19

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                     GROWTH OPPORTUNITIES                LARGE COMPANY GROWTH
                                               ---------------------------------   ---------------------------------
                                               FOR THE SIX MONTHS    YEAR ENDED    FOR THE SIX MONTHS    YEAR ENDED
                                                 ENDED JUNE 30,     DECEMBER 31,     ENDED JUNE 30,     DECEMBER 31,
                                                      1998              1997              1998              1997
                                                -------------------------------     -------------------------------
                                                  (UNAUDITED)                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                    $   (60,015)      $   (87,568)      $    272,284      $   485,771
  Net realized gain (loss) on investments and
     financial futures                              2,891,920         4,951,110          8,916,825        3,943,220
  Net change in unrealized appreciation of
     investments                                    5,848,159         3,493,572         15,581,809       13,307,669
                                                  -----------       -----------       ------------      -----------
     Net increase in net assets from
       operations                                   8,680,064         8,357,114         24,770,918       17,736,660
                                                  -----------       -----------       ------------      -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                               --                --           (269,883)        (485,771)
  In excess of net investment income                       --                --                 --          (11,566)
  From net realized gain from investment
     transactions                                          --        (4,757,643)                --       (3,931,556)
  In excess of realized gain on investment
     transactions                                          --           (17,827)                --           (1,846)
  Tax return of capital distribution                       --           (61,358)                --           (6,585)
                                                  -----------       -----------       ------------      -----------
     Decrease in net assets from
       distributions to shareholders                       --        (4,836,828)          (269,883)      (4,437,324)
                                                  -----------       -----------       ------------      -----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                 12,684,448        20,249,383         30,931,723       39,242,534
  Net asset value of shares issued to
     shareholders from reinvestment of
     distributions                                         --         4,836,828            269,883        4,437,323
  Cost of shares redeemed                            (280,786)         (238,598)          (503,868)        (244,898)
                                                  -----------       -----------       ------------      -----------
     Increase in net assets from capital
       share transactions                          12,403,662        24,847,613         30,697,738       43,434,959
                                                  -----------       -----------       ------------      -----------
NET INCREASE IN NET ASSETS                         21,083,726        28,367,899         55,198,773       56,734,295
NET ASSETS-BEGINNING OF PERIOD                     50,706,700        22,338,801         99,627,641       42,893,346
                                                  -----------       -----------       ------------      -----------
NET ASSETS-END OF PERIOD                          $71,790,426       $50,706,700       $154,826,414      $99,627,641
                                                  ===========       ===========       ============      ===========
Undistributed net realized gain (loss) on
  investments                                     $ 2,565,212       $        --       $  8,901,607      $        --
                                                  ===========       ===========       ============      ===========
Distributions in excess of net realized gain
  on investments                                  $        --       $   326,708       $         --      $    15,218
                                                  ===========       ===========       ============      ===========
Undistributed net investment income (loss)        $   (60,015)      $        --       $      2,401      $        --
                                                  ===========       ===========       ============      ===========
SHARE ACTIVITY:
  Shares sold                                         801,935         1,400,572          1,597,398        2,412,572
  Reinvestment of distributions                            --           342,551             13,353          258,782
  Shares redeemed                                     (19,931)          (17,586)           (29,273)         (18,404)
                                                  -----------       -----------       ------------      -----------
Net increase in number of shares                      782,004         1,725,537          1,581,478        2,652,950
                                                  ===========       ===========       ============      ===========

                                                EQUITY INDEX
                                               --------------
                                               FOR THE PERIOD
                                               ENDED JUNE 30,
                                                  1998(A)
                                                ------------
                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                   $    6,155
  Net realized gain (loss) on investments and
     financial futures                                 (778)
  Net change in unrealized appreciation of
     investments                                     44,555
                                                 ----------
     Net increase in net assets from
       operations                                    49,932
                                                 ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         (6,050)
  In excess of net investment income                     --
  From net realized gain from investment
     transactions                                        --
  In excess of realized gain on investment
     transactions                                        --
  Tax return of capital distribution                     --
                                                 ----------
     Decrease in net assets from
       distributions to shareholders                 (6,050)
                                                 ----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                4,318,132
  Net asset value of shares issued to
     shareholders from reinvestment of
     distributions                                    6,050
  Cost of shares redeemed                               (12)
                                                 ----------
     Increase in net assets from capital
       share transactions                         4,324,170
                                                 ----------
NET INCREASE IN NET ASSETS                        4,368,052
NET ASSETS-BEGINNING OF PERIOD                           --
                                                 ----------
NET ASSETS-END OF PERIOD                         $4,368,052
                                                 ==========
Undistributed net realized gain (loss) on
  investments                                    $     (778)
                                                 ==========
Distributions in excess of net realized gain
  on investments                                 $       --
                                                 ==========
Undistributed net investment income (loss)       $      105
                                                 ==========
SHARE ACTIVITY:
  Shares sold                                       433,059
  Reinvestment of distributions                         601
  Shares redeemed                                        (1)
                                                 ----------
Net increase in number of shares                    433,659
                                                 ==========

-------------------------------------------------

(a) For the period May 1, 1998, date of commencement of operations, through June 30, 1998.

See accompanying notes to financial statements.

 20              THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                  GOVERNMENT BOND
                                     --------------------------------------------------------------------------
                                     FOR SIX MONTHS    YEAR ENDED     YEAR ENDED     YEAR ENDED    AUGUST 23, -
                                     ENDED JUNE 30,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                          1998            1997           1996           1995         1994(A)
                                     --------------   ------------   ------------   ------------   ------------
                                      (UNAUDITED)
NET ASSET VALUE --
  BEGINNING OF PERIOD                   $  10.48        $ 10.15        $ 10.48        $  9.69        $ 10.00
                                        --------        -------        -------        -------        -------
  Net investment income                     0.28           0.60           0.59           0.64           0.22
  Net realized and unrealized
     appreciation (depreciation)            0.12           0.35          (0.33)          0.94          (0.31)
                                        --------        -------        -------        -------        -------
       Total from investment
          operations                        0.40           0.95           0.26           1.58          (0.09)
                                        --------        -------        -------        -------        -------
  Distributions:
     From net investment income            (0.28)         (0.60)         (0.59)         (0.64)         (0.22)
     From net realized gains from
       investments                            --          (0.02)            --          (0.15)            --
                                        --------        -------        -------        -------        -------
       Total distributions                 (0.28)         (0.62)         (0.59)         (0.79)         (0.22)
                                        --------        -------        -------        -------        -------
       Net increase (decrease) in
          net asset value                   0.12           0.33          (0.33)          0.79          (0.31)
                                        --------        -------        -------        -------        -------
NET ASSET VALUE --
  END OF PERIOD                         $  10.60        $ 10.48        $ 10.15        $ 10.48        $  9.69
                                        ========        =======        =======        =======        =======
       Total return                         3.85%(b)       9.67%          2.69%         16.69%          (.90%)(b)
RATIOS AND SUPPLEMENTAL DATA:
  Net assets end of period (000)        $ 30,086        $22,365        $14,622        $ 9,016        $ 5,112
  Ratio of expenses to average net
     assets                                 0.75%(c)       0.75%          0.75%          0.75%          0.75%(c)
  Ratio of expenses to average net
     assets excluding waivers/
     reimbursements(d)                      0.79%(c)       0.88%          1.01%          1.47%          1.94%(c)
  Ratio of net investment income to
     average net assets                     5.66%(c)       6.06%          6.11%          6.54%          6.09%(c)
  Ratio of net investment income to
     average net assets excluding
     waivers/ reimbursements(d)             5.62%(c)       5.93%          5.85%          5.80%          4.90%(c)
  Portfolio turnover                        10.9%          21.3%          21.3%          34.1%           3.5%

----------------------------------------
(a) Commencement of operations began August 23, 1994.

(b) Not Annualized.

(c) Annualized.

(d) Ratios calculated as if no expenses were waived.

See accompanying notes to financial statements.

       THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT               21

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                 ASSET ALLOCATION
                                   -----------------------------------------------------------------------------
                                   FOR SIX MONTHS    YEAR ENDED     YEAR ENDED     YEAR ENDED    SEPTEMBER 29, -
                                   ENDED JUNE 30,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                        1998            1997           1996           1995           1994(A)
                                   --------------   ------------   ------------   ------------   ---------------
                                    (UNAUDITED)
NET ASSET VALUE --
 BEGINNING OF PERIOD                  $  13.19        $ 11.93        $ 11.24        $  9.81          $ 10.00
                                      --------        -------        -------        -------          -------
 Net investment income                    0.17           0.39           0.34           0.36             0.06
 Net realized and unrealized
  appreciation (depreciation)             1.30           2.31           0.98           1.64            (0.19)
                                      --------        -------        -------        -------          -------
   Total from investment
     operations                           1.47           2.70           1.32           2.00            (0.13)
                                      --------        -------        -------        -------          -------
 Distributions:
  From net investment income             (0.17)         (0.39)         (0.34)         (0.36)           (0.06)
  From net realized gains from
   investments                              --          (1.05)         (0.23)         (0.21)              --
  In excess of realized gains
   from investment transactions             --             --          (0.04)            --               --
  Tax return of capital                     --             --          (0.02)            --               --
                                      --------        -------        -------        -------          -------
   Total distributions                   (0.17)         (1.44)         (0.63)         (0.57)           (0.06)
                                      --------        -------        -------        -------          -------
   Net increase (decrease) in net
     asset value                          1.30           1.26           0.69           1.43            (0.19)
                                      --------        -------        -------        -------          -------
NET ASSET VALUE --
 END OF PERIOD                        $  14.49        $ 13.19        $ 11.93        $ 11.24          $  9.81
                                      ========        =======        =======        =======          =======
   Total return                          11.17%(b)      22.90%         11.92%         20.69%           (1.32%)(b)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets end of period (000)       $ 73,743        $41,446        $14,883        $ 5,455          $ 2,063
 Ratio of expenses to average net
  assets                                  1.00%(c)       1.00%          1.00%          1.00%            1.00%(c)
 Ratio of expenses to average net
  assets excluding waivers/
  reimbursements(d)                       1.03%(c)       1.15%          1.44%          1.96%            2.36%(c)
 Ratio of net investment income
  to average net assets                   2.80%(c)       3.24%          3.27%          3.66%            1.88%(c)
 Ratio of net investment income
  to average net assets excluding
  waivers/ reimbursements(d)              2.77%(c)       3.07%          2.83%          2.70%            0.52%(c)
 Portfolio turnover                       20.3%          60.9%          64.8%          66.3%              --

-------------------------------------
(a) Commencement of operations began September 29, 1994.

(b) Not Annualized.

(c) Annualized.

(d) Ratios calculated as if no expenses were waived.

See accompanying notes to financial statements.

 22              THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                               GROWTH OPPORTUNITIES
                                    ---------------------------------------------------------------------------
                                    FOR SIX MONTHS    YEAR ENDED     YEAR ENDED     YEAR ENDED    NOVEMBER 3, -
                                    ENDED JUNE 30,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                         1998            1997           1996           1995          1994(A)
                                    --------------   ------------   ------------   ------------   -------------
                                     (UNAUDITED)
NET ASSET VALUE --
  BEGINNING OF PERIOD                  $  14.21        $ 12.11        $ 11.52        $  9.70         $ 10.00
                                       --------        -------        -------        -------         -------
  Net investment income (loss)            (0.01)         (0.03)          0.18           0.04              --
  Net realized and unrealized
     appreciation (depreciation)           2.30           3.63           1.62           2.29           (0.30)
                                       --------        -------        -------        -------         -------
       Total from investment
          operations                       2.29           3.60           1.80           2.33           (0.30)
                                       --------        -------        -------        -------         -------
  Distributions:
     From net investment income              --             --          (0.19)         (0.04)             --
     From net realized gains from
       investments                           --          (1.48)         (0.78)         (0.47)             --
     In excess of realized gains
       from investment
       transactions                          --             --          (0.24)            --              --
     Tax return of capital                   --          (0.02)            --             --              --
                                       --------        -------        -------        -------         -------
       Total distributions                   --          (1.50)         (1.21)         (0.51)             --
                                       --------        -------        -------        -------         -------
       Net increase (decrease) in
          net asset value                  2.29           2.10           0.59           1.82           (0.30)
                                       --------        -------        -------        -------         -------
NET ASSET VALUE --
  END OF PERIOD                        $  16.50        $ 14.21        $ 12.11        $ 11.52         $  9.70
                                       ========        =======        =======        =======         =======
       Total return                       16.12%(b)      29.81%         15.67%         24.06%          (3.00%)(b)
RATIOS AND SUPPLEMENTAL DATA:
  Net assets end of period (000)       $ 71,790        $50,707        $22,339        $ 6,685         $   940
  Ratio of expenses to average net
     assets                                 .99%(c)       1.10%          1.06%          0.90%           0.90%(c)
  Ratio of expenses to average net
     assets excluding waivers/
     reimbursements(d)                      .99%(c)       1.11%          1.40%          2.78%           2.96%(c)
  Ratio of net investment income
     to average net assets                 (.20%)(c)      (.25%)         1.85%          0.46%           (.17%)(c)
  Ratio of net investment income
     to average net assets
     excluding waivers/
     reimbursements(d)                     (.20%)(c)      (.26%)         1.51%         (1.42%)          2.22%)(c)
  Portfolio turnover                       49.7%         175.6%         326.9%         193.3%            3.5% %

-------------------------------------
(a) Commencement of operations began November 3, 1994

(b) Not Annualized.

(c) Annualized.

(d) Ratios calculated as if no expenses were waived.

See accompanying notes to financial statements.

       THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT               23

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                LARGE COMPANY GROWTH
                                     --------------------------------------------------------------------------
                                     FOR SIX MONTHS    YEAR ENDED     YEAR ENDED     YEAR ENDED    AUGUST 23, -
                                     ENDED JUNE 30,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                          1998            1997           1996           1995         1994(A)
                                     --------------   ------------   ------------   ------------   ------------
                                      (UNAUDITED)
NET ASSET VALUE --
  BEGINNING OF PERIOD                   $  17.21        $ 13.67        $ 12.12        $  9.99        $ 10.00
                                        --------        -------        -------        -------        -------
  Net investment income                     0.04           0.10           0.16           0.20           0.05
  Net realized and unrealized
     appreciation                           3.79           4.25           1.86           2.20           0.01
                                        --------        -------        -------        -------        -------
       Total from investment
          operations                        3.83           4.35           2.02           2.40           0.06
                                        --------        -------        -------        -------        -------
  Distributions:
     From net investment income            (0.04)         (0.10)         (0.16)         (0.20)         (0.05)
     From net realized gains from
       investments                            --          (0.71)         (0.30)         (0.07)         (0.02)
     In excess of realized gains
       from investment transactions           --             --          (0.01)            --             --
                                        --------        -------        -------        -------        -------
       Total distributions                 (0.04)         (0.81)         (0.47)         (0.27)         (0.07)
                                        --------        -------        -------        -------        -------
       Net increase (decrease) in
          net asset value                   3.79           3.54           1.55           2.13          (0.01)
                                        --------        -------        -------        -------        -------
NET ASSET VALUE --
  END OF PERIOD                         $  21.00        $ 17.21        $ 13.67        $ 12.12        $  9.99
                                        ========        =======        =======        =======        =======
       Total return                        22.26%(b)      31.93%         16.67%         24.13%          0.52%(b)
RATIOS AND SUPPLEMENTAL DATA:
  Net assets end of period (000)        $154,826        $99,682        $42,893        $16,119        $ 4,175
  Ratio of expenses to average net
     assets                                 0.94%(c)       1.00%          0.98%          0.90%          0.90%(c)
  Ratio of expenses to average net
     assets excluding waivers/
     reimbursements(d)                      0.94%(c)       1.00%          1.16%          1.64%          2.08%(c)
  Ratio of net investment income to
     average net assets                     0.44%(c)       0.69%          1.29%          2.02%          1.39%(c)
  Ratio of net investment income to
     average net assets excluding
     waivers/ reimbursements(d)             0.44%(c)       0.69%          1.11%          1.28%          0.22%(c)
  Portfolio turnover                        43.7%          34.4%          38.7%          37.4%           4.4%

---------------------------------------
(a) Commencement of operations began August 23, 1994.

(b) Not Annualized.

(c) Annualized.

(d) Ratios calculated as if no expenses were waived.

See accompanying notes to financial statements.

 24              THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                              EQUITY INDEX
                                                              ------------
                                                                MAY 1, -
                                                                JUNE 30,
                                                                1998(A)
                                                                --------
                                                              (UNAUDITED)
NET ASSET VALUE --
  BEGINNING OF PERIOD                                           $ 10.00
                                                                -------
  Net investment income                                            0.02
  Net realized and unrealized appreciation                         0.07
                                                                -------
       Total from investment operations                            0.09
                                                                -------
  Distributions:
     From net investment income                                   (0.02)
                                                                -------
     Net increase in net asset value                               0.07
                                                                -------
NET ASSET VALUE --
  END OF PERIOD                                                 $ 10.07
                                                                =======
       Total return                                                 .85%(b)
RATIOS AND SUPPLEMENTAL DATA:
  Net assets end of period (000)                                $ 4,368
  Ratio of expenses to average net assets                           .55%(c)
  Ratio of expenses to average net assets excluding waivers/
     reimbursements(d)                                             2.90%(c)
  Ratio of net investment income to average net assets             1.06%(c)
  Ratio of net investment income to average net assets
     excluding waivers/ reimbursements(d)                         (1.29%)(c)
  Portfolio turnover                                                .00%

------------------------------------------------------
(a) Commencement of operations began May 1, 1998.

(b) Not Annualized.

(c) Annualized.

(d) Ratios calculated as if no expenses were waived.

See accompanying notes to financial statements.

       THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT               25

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS

                           JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

The ONE(R) GROUP(SM) Investment Trust (the "Trust") was organized as a Massachusetts Business Trust on June 7, 1993. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust comprises five portfolios: the Government Bond Fund, the Asset Allocation Fund, the Growth Opportunities Fund, the Large Company Growth Fund and the Equity Index Fund (the "Funds"). The shares of the Funds are sold only to Nationwide Life and Annuity Insurance Company, a subsidiary of Nationwide Insurance Company, to fund the benefits of the ONE(R) GROUP(SM) Investors Annuity.

Investment operations commenced on August 23, 1994 for the Government Bond and the Large Company Growth Funds, September 29, 1994 for the Asset Allocation Fund, November 3, 1994 for the Growth Opportunities Fund and May 1, 1998 for the Equity Index Fund.

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization costs incurred in connection with the organization and initial registration of the Trust were paid by the Administrator and have been reimbursed by the Funds. Such organization costs have been deferred and are being amortized ratably over a period of sixty months from the commencement of operations. If any of the initial shares are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro-rata share of the unamortized organization costs.

SECURITY VALUATION

Securities traded on a national securities exchange are valued at the last quoted sale price on the principal exchange, or if no sale, at their fair value as determined in good faith under consistently applied procedures authorized by the Board of Trustees. Securities traded only in the over-the-counter (OTC) market are valued at the last quoted sale price, or if there is no sale, at the quoted bid price provided by an independent pricing agent. Corporate debt securities and debt securities of U.S. issuers, including municipal securities, are valued by a combination of daily quotes and matrix evaluations provided by dealers or by an independent pricing service approved by the Board of Trustees. Inactive or bonds that have little or no trading activity are evaluated by the independent pricing services through obtaining dealer quotes. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sales price at the close of trading, or if there was no sale, the quoted bid price at the close of trading. Securities for which reliable market quotations are not readily available or for which the pricing agent does not provide a valuation that in the judgement of the Fund's investment adviser, does not represent fair value, shall each be valued in accordance with procedures authorized by the Board of Trustees.

The Funds may invest in repurchase agreements with institutions that the investment advisor has determined are creditworthy. Each repurchase agreement is recorded at cost. The Funds require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Funds to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans under the Investment Company Act of 1940 as amended.

 26              THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                           JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on the trade date. Net realized gains or losses from sales of securities are determined on the specific identification method. Dividend income is recorded on the ex-dividend date; interest income is recorded on an accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

DIVIDENDS TO SHAREHOLDERS

Dividends are recorded on the ex-dividend date. The Funds declare and pay income dividends quarterly. Distributable net realized capital gains are declared and distributed at least annually. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax' differences are considered either permanent or temporary in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in-capital.

Accordingly, as of December 31, 1997, the capital accounts have been adjusted by the following amounts:

                                  UNDISTRIBUTED
                                  NET INVESTMENT    DISTRIBUTIONS IN EXCESS
                                      INCOME         OF NET REALIZED GAIN      CAPITAL
                                  --------------    -----------------------    --------
Government Bond.................     $ 4,681               $ (3,188)           $  1,493
Large Company Growth............      11,566                  6,080             (17,646)
Growth Opportunity..............      87,568                (18,420)             69,148

EXPENSES

Direct expenses of a Fund are allocated to that Fund. The general expenses of the Trust are allocated to the Funds based on the relative net assets of the Funds at the time the expense is incurred.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

       THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT               27

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                           JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITIES LENDING

To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn dividends and interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of June 30, 1998, the following Funds had securities with the following market values on loan (amounts in thousands):

                                          MARKET VALUE   MARKET VALUE   MARKET VALUE
                                            OF CASH      OF NON-CASH     OF LOANED
                                           COLLATERAL     COLLATERAL     SECURITIES
                                             ------         ------         ------
Government Bond.........................     $  517         $2,163         $2,553
Asset Allocation........................        669          5,872          6,261
Growth Opportunities....................      8,012             --          7,700
Large Company Growth....................      2,929             --          2,857
Equity Index............................         73             --             71

The loaned securities were fully collateralized by U.S. Government securities as of June 30, 1998.

NOTE 3 -- RELATED PARTY TRANSACTIONS

As Investment Advisor, Banc One Investment Advisors Corporation (the "Investment Advisor") manages the investments of each Fund of the Trust and earns a fee from the Funds at the following annual rates: .45% of the average daily net assets of the Government Bond Fund, .70% of the average daily net assets of the Asset Allocation Fund, .65% of the average daily net assets of the Growth Opportunities Fund and the Large Company Growth Fund and .30% of the average daily net assets of the Equity Index Fund. Such fees are calculated daily and paid monthly.

Nationwide Advisory Services, Inc. ("NAS") provides administrative and accounting services to the Funds. For its services, NAS earns a fee from the Trust at an annual rate of .24% of the Trust's aggregate average daily net assets (excluding the Equity Index Fund) up to $250 million, .19% of such net assets in excess of $250 million but less that $500 million, .16% of such net assets in excess of $500 million but less than $1 billion, and .14% of such net assets in excess of $1 billion. NAS earns an annual rate of .14% of the aggregate average daily net assets of the Equity Index Fund.

Nationwide Investors Services, Inc. (NIS), an affiliate of NAS, serves as the Transfer Agent to the Trust. For its services, NIS receives an annual fee of $2,500 for each fund.

The Investment Advisor has voluntarily agreed to waive all or part of its fees in order to limit the Funds' operating expenses to no more than .75% of the average daily net assets of the Government Bond Fund, 1.00% of the average daily net assets of the Asset Allocation Fund, 1.10% of the average daily net assets of the Growth Opportunities Fund, 1.00% of the average daily net assets of the Large Company Growth Fund and .55% of the

 28              THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                           JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

average daily net assets of the Equity Index Fund. Prior to May 1, 1996, the Growth Opportunities and Large Company Growth Funds' expense limits were both
 .90%. During the period ended June 30, 1998, the Investment Advisor voluntarily waived fees in the amount of $4,609 in the Government Bond Fund, $7,597 in the Asset Allocation Fund, and $13,620 in the Equity Index Fund, representing $0.002, $0.001, and $0.031 per average share, respectively.

NOTE 4 -- INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding U.S. Government obligations, short-term securities and financial futures), and purchases and sales of U.S. Government obligations for the period ended June 30, 1998 are summarized as follows:

                                                             SECURITIES
                                                     PURCHASES          SALES
                                                    -----------      -----------
Government Bond...................................  $ 8,086,053      $ 2,063,398
Asset Allocation..................................   30,925,221        8,602,659
Growth Opportunities..............................   43,357,696       29,441,153
Large Company Growth..............................   93,379,378       51,351,968
Equity Index......................................    4,306,822            5,877

                                                    U.S. GOVERNMENT OBLIGATIONS
                                                     PURCHASES          SALES
                                                    -----------      -----------
Government Bond...................................  $ 1,708,047      $   150,750
Asset Allocation..................................    5,000,478        1,712,969
Equity Index......................................       99,904          100,000

The Asset Allocation Fund is engaged in trading financial futures contracts. The Fund is exposed to market risks in excess of the amounts recognized in the statement of assets and liabilities as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" such futures on a daily basis, to reflect the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are made or received to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. Realized gains and losses have been computed on the specific identification method.

A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract was originally struck. The Funds' purpose in entering into futures contracts is to remain fully invested and reduce transaction costs.

       THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT               29

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                           JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

Net unrealized appreciation (depreciation) on investments at June 30, 1998, based on cost for federal income tax purposes, was as follows:

                                                  GROSS           GROSS        NET UNREALIZED
                                                UNREALIZED      UNREALIZED      APPRECIATION
                                               APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                               ------------    ------------    --------------
Government Bond                                $   827,760     $      (107)     $   827,653
Asset Allocation                                 6,560,228        (436,098)       6,124,130
Growth Opportunities                            12,954,740      (3,413,680)       9,541,060
Large Company Growth                            35,336,544      (1,677,965)      33,658,579
Equity Index                                       175,886        (131,334)          44,552

NOTE 5 -- SHARES HELD BY AFFILIATES

As of June 30, 1998, Nationwide Life and Annuity Insurance Company beneficially owned shares of the Funds with the following net asset values:

Government Bond                                      $6,762,311
Asset Allocation                                      1,775,586
Growth Opportunities                                     52,449
Large Company Growth                                  7,044,888
Equity Index                                          2,521,254

As of June 30, 1998, Banc One Capital Corporation owned shares of the Equity Index Fund with a net asset value of $756,376.

 30              THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT